UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

February 28, 2023

SEMI-ANNUAL REPORT

SEI Tax Exempt Trust

❯	Intermediate-Term Municipal Fund

❯	Short Duration Municipal Fund

❯	California Municipal Bond Fund

❯	Massachusetts Municipal Bond Fund

❯	New Jersey Municipal Bond Fund

❯	New York Municipal Bond Fund

❯	Pennsylvania Municipal Bond Fund

❯	Tax-Advantaged Income Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Glossary	79
Statements of Assets and Liabilities	80
Statements of Operations	82
Statements of Changes in Net Assets	84
Financial Highlights	87
Notes to Financial Statements	90
Disclosure of Fund Expenses	102

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.8%
Alabama — 2.7%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,040
Birmingham, Airport Authority, RB, BAM
5.000%, 07/01/2023	225	226
5.000%, 07/01/2024	325	332
5.000%, 07/01/2028	1,075	1,175
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,521
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,003
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	665	702
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,651
Jefferson County, Refunding Warrants, Ser A, GO
5.000%, 04/01/2025	2,500	2,586
Lower Alabama, Gas District, RB
4.000%, 12/01/2050 (A)	5,000	4,994
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	4,972
5.000%, 09/01/2031	3,140	3,303
5.000%, 09/01/2034	2,000	2,109
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	5,000	4,998
Southeast Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,273
Troy University, Ser A, RB, BAM
5.000%, 11/01/2027	645	701

		46,586

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Alaska — 0.1%
Anchorage, Water Revenue, Ser B, RB
5.000%, 05/01/2031	$1,500	$1,610
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	600

		2,210

Arizona — 2.9%
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,805	1,855
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,376
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	2,314
Arizona State, Industrial Development Authority, Ser 2019-2, RB
3.625%, 05/20/2033	3,294	3,056
Coconino County, Pollution Control, Nevada Power Company, Ser B, RB
1.650%, 03/01/2039 (A)	2,000	1,997
Glendale, Industrial Development Authority, Inspirata Pointe Project, RB
5.000%, 05/15/2041	500	455
Glendale, Industrial Development Authority, Royal Oaks Life Care Community, RB
4.000%, 05/15/2028	380	357
4.000%, 05/15/2031	500	451
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,418
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,204
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	252
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2033	2,000	2,134
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
5.000%, 07/01/2028	600	624
5.000%, 07/01/2029	250	260
5.000%, 07/01/2030	500	519
5.000%, 07/01/2032	1,095	1,136

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Civic Improvement Authority, Junior Lien, Ser B, AMT, RB
5.000%, 07/01/2030	$3,100	$3,331
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	350	361
5.000%, 07/01/2032	115	118
5.000%, 07/01/2033	355	363
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
2.000%, 11/15/2052 (A)	5,800	5,800
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,346
5.250%, 12/01/2026	4,510	4,635
5.000%, 12/01/2032	2,500	2,616
5.000%, 12/01/2037	1,000	1,020
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	337
4.000%, 12/01/2028	365	343
4.000%, 12/01/2029	385	357
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	1,013
5.500%, 10/01/2027 (B)	900	846
University of Arizona, RB
5.000%, 06/01/2029	3,750	3,968
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
5.250%, 08/01/2033	1,000	1,005

		50,867

Arkansas — 0.3%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,265	1,318
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	1,265	1,318
Fort Smith, Water & Sewer Revenue, RB
5.000%, 10/01/2035	1,500	1,609

		4,245

California — 6.2%
Bay Area, Toll Authority, RB
3.100%, 04/01/2056 (A)	1,115	1,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California County, Tobacco Securitization Agency, Ser A, RB
5.000%, 06/01/2025	$200	$206
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	593
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,475
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (D)	1,910	1,975
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	374
California State, GO
5.250%, 09/01/2047	500	561
5.000%, 08/01/2026	6,380	6,761
5.000%, 09/01/2028	3,000	3,215
5.000%, 09/01/2029	1,500	1,601
5.000%, 09/01/2030	3,395	3,626
5.000%, 09/01/2034	3,650	4,288
5.000%, 04/01/2035	850	939
5.000%, 11/01/2042	1,500	1,678
4.000%, 11/01/2041	360	360
3.000%, 03/01/2046	2,000	1,573
California State, Health Facilities Financing Authority, Cedars-Sinai Health System, RB
4.000%, 08/15/2040	620	613
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	3,225	3,550
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,916	2,744
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,024
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,186
California State, Public Finance Authority, Enso Village Project, RB
2.375%, 11/15/2028 (B)	355	328

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	$370	$379
California State, Public Works Board, Judicial Council Project, Ser A, RB
5.000%, 03/01/2026	1,000	1,002
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,290
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023 (B)	120	120
California State, Various Purpose, GO
5.000%, 04/01/2033	3,900	4,389
5.000%, 08/01/2035	3,000	3,185
Cathedral, Redevelopment Agency, Successor Agency, Sub-Ser, TA
4.000%, 08/01/2023	215	215
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	770
Foothill-Eastern, Transportation Corridor Agency, Ser C, RB
5.000%, 01/15/2030	190	205
Golden State, Tobacco Securitization Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (D)	3,000	3,129
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (E)	1,450	1,548
5.000%, 06/01/2027 (E)	2,875	3,137
Golden State, Tobacco Securitization Project, Ser A1, RB
Pre-Refunded @ 100
5.000%, 06/01/2028 (D)	4,960	5,543
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	631
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	3,917
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	588
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
4.000%, 05/15/2037	500	489

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Water & Power, Power System Project, Ser A-1, RB
1.050%, 07/01/2050 (A)	$3,000	$3,000
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2032	2,500	2,538
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,615	1,532
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	973
Sacramento, Airport System Revenue, Ser B, RB
5.000%, 07/01/2033	500	552
Sacramento, Airport System Revenue, Sub-Ser E, RB
5.000%, 07/01/2033	1,000	1,099
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2024	350	355
San Diego, Association of Governments, Mid-Coast Corridor Transit Project, RB
5.000%, 11/15/2025	3,000	3,096
San Joaquin Hills, Transportation Corridor Agency, RB
5.000%, 01/15/2033	815	906
San Joaquin Hills, Transportation Corridor Agency, Ser Senior Lien A, RB
Pre-Refunded @ 100
5.000%, 01/15/2025 (D)	1,165	1,210
Southern California, Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (D)	4,000	4,184
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,872
5.000%, 09/01/2031	1,815	1,945
University of California, Regents Medical Center Pooled Revenue, RB
5.000%, 05/15/2034	725	846

		104,403

Colorado — 2.8%
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	369
5.000%, 06/15/2031	500	526
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,232
5.000%, 11/01/2033	875	958

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	$1,500	$1,597
5.000%, 08/01/2037	1,000	1,039
4.000%, 08/01/2038	500	472
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A-, RB
4.000%, 08/01/2039	2,550	2,374
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	176
Colorado State, Health Facilities Authority, RB
5.000%, 11/15/2049 (A)	2,265	2,375
Colorado State, Health Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(D)	235	251
Colorado State, Health Facilities Authority, SCL Health System Project, Ser A, RB
5.000%, 01/01/2030	2,500	2,827
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (A)	6,425	6,778
Colorado State, Housing & Finance Authority, Ser K, RB, GNMA
3.875%, 05/01/2050	890	883
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,323
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,070
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	327
5.500%, 11/15/2033	1,030	1,198
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,124
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
5.250%, 11/15/2026	2,000	2,028
5.250%, 11/15/2032	1,010	1,023
Denver City & County, Board of Water Commissioners, Ser A, RB
5.000%, 12/15/2033	1,000	1,178
Denver City & County, Convention Center Expansion Project, Ser 2018-A, COP
5.000%, 06/01/2030	1,465	1,546

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Convention Center Expansion Project, Ser A, COP
5.000%, 06/01/2032	$1,360	$1,432
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	411
5.000%, 12/01/2031	855	876
5.000%, 12/01/2032	1,200	1,227
5.000%, 12/01/2034	1,000	1,014
5.000%, 12/01/2035	800	806
5.000%, 12/01/2036	600	601
E-470, Public Highway Authority, Ser B, RB
3.399%, 09/01/2039 (A)	610	605
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,051
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	637
5.000%, 07/15/2031	2,060	2,225
5.000%, 07/15/2032	160	173
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	260
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	234
Weld County, School District No. RE-4, GO
5.000%, 12/01/2042	2,000	2,209

		47,435

Connecticut — 2.4%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,239
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University Project, RB
5.000%, 07/01/2029	840	923
5.000%, 07/01/2030	230	255
5.000%, 07/01/2034	900	955
5.000%, 07/01/2036	700	733
Connecticut State, Health & Educational Facilities Authority, Yale University, RB
1.100%, 07/01/2049 (A)	1,420	1,338
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.250%, 05/15/2042	1,480	1,478
4.000%, 05/15/2047	300	298
Connecticut State, Ser A, GO
5.000%, 10/15/2025	2,000	2,024
4.000%, 01/15/2036	1,105	1,127

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Ser C, GO
5.000%, 06/15/2026	$2,460	$2,620
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,429
Connecticut State, Special Tax Obligation, Transportation Infrastructure, RB
5.000%, 05/01/2031	1,000	1,142
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
5.000%, 09/01/2034	2,500	2,560
4.000%, 05/01/2036	1,300	1,324
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser B, RB
5.000%, 10/01/2030	2,000	2,226
University of Connecticut, Ser A, RB
5.000%, 05/01/2037	5,500	6,128
5.000%, 05/01/2038	4,740	5,261

		36,060

Delaware — 0.1%
University of Delaware, RB
1.900%, 11/01/2035 (A)	1,500	1,500

District of Columbia — 1.2%
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,431
Metropolitan Washington, Airports Authority, AMT, RB
5.000%, 10/01/2028	2,000	2,115
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2027	6,205	6,493
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,000
4.000%, 10/01/2038	1,000	973
Washington Metropolitan, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,015

		18,027

Florida — 6.4%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2030	1,500	1,624
5.000%, 12/01/2037 (A)	4,000	4,190
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,357
5.000%, 10/01/2035	2,000	2,076
Broward County, Airport System Revenue, Ser B, AMT, RB
5.000%, 10/01/2029	1,000	1,076

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Broward County, Port Facilities Revenue, Ser C, RB
5.000%, 09/01/2028	$1,000	$1,107
Broward County, Shool District, Ser A, COP
5.000%, 07/01/2028	5,000	5,501
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	365
Celebration Pointe, Community Development District No. 1, Alachua County, SAB
4.750%, 05/01/2024	135	135
Central Florida, Expressway Authority, RB
5.000%, 07/01/2029	1,250	1,363
Central Florida, Expressway Authority, RB, AGM
4.000%, 07/01/2034	770	803
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,701
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	577
4.000%, 08/15/2050	1,900	1,657
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,823
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	8,000	8,189
Florida State, Development Finance, Brightline Passenger Rail Project, AMT, RB
7.375%, 01/01/2049 (B)	2,465	2,225
7.250%, 07/01/2057 (A)(B)	3,100	3,109
Florida State, Development Finance, Nova Southern University Project, RB
5.000%, 04/01/2026	285	296
5.000%, 04/01/2027	325	343
Florida State, Development Finance, Surface Transportation Facility, Virgin Trains USA Passenger Rail Project, AMT, RB
6.500%, 01/01/2049 (A)(B)	1,000	918
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,310
Florida State, Municipal Power Agency, All Requirements Power Project, RB
5.000%, 10/01/2028	1,000	1,045

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	$1,480	$1,520
5.000%, 10/01/2030	2,945	3,114
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,042
Greater Orlando, Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2030	1,500	1,624
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,888
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,437
5.000%, 10/01/2035	3,000	3,324
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (D)	970	980
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,115
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,501
Miami Beach, Redevelopment Agency, TA
5.000%, 02/01/2030	2,500	2,529
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2033	2,000	2,024
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.000%, 04/01/2030	430	442
5.000%, 04/01/2031	910	936
Miami-Dade County, School Board Foundation, Ser B, COP
5.000%, 05/01/2026	6,985	7,224
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	464
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,806
Orange County, Convention Center, RB
5.000%, 10/01/2024	310	317
5.000%, 10/01/2026	755	788
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,490
Orlando, Utilities Commission, Ser ES, RB
5.000%, 10/01/2036	3,500	3,751

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	$125	$111
0.000%, 10/01/2026 (F)	275	233
0.000%, 10/01/2027 (F)	360	290
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,928
Pompano Beach, RB
1.450%, 01/01/2027	450	395
Port Saint Lucie, Utility System Revenue, RB
5.000%, 09/01/2029	1,500	1,585
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	224
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,098
3.750%, 11/15/2025	835	784
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,219
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	171
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	965	880
1.800%, 05/01/2026	530	489
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,225	1,211
4.750%, 05/01/2032	200	198
Volusia County, Educational Facility Authority, Embry-Riddle Aeronautical University Project, RB
5.000%, 10/15/2026	755	791
4.000%, 10/15/2035	270	270
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	623

		114,606

Georgia — 2.7%
Appling County, Development Authority, Oglethorpe Power Corp. Hatch Project, RB
1.500%, 01/01/2038 (A)	300	283
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,635
5.000%, 07/01/2036	1,000	1,079

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Atlanta, Water & Wastewater Revenue Authority, RB
Pre-Refunded @ 100
5.000%, 05/01/2025 (D)	$5,010	$5,214
Burke County, Development Authority, Oglethorpe Power Corp Project, RB
1.500%, 01/01/2040 (A)	785	739
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2024	1,075	1,095
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,054
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	865
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	642
4.000%, 01/01/2054	1,000	790
Georgia State, Main Street Natural Gas, Ser A, RB
4.000%, 12/01/2023	375	375
4.000%, 07/01/2052 (A)	2,910	2,908
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,035
Georgia State, Main Street Natural Gas, Ser B, RB
4.000%, 08/01/2049 (A)	3,000	3,000
3.874%, 04/01/2048 (A)	1,865	1,868
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	6,640	6,594
4.000%, 05/01/2052 (A)	2,000	1,973
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	1,000	1,003
Georgia State, Municipal Electric Authority, Combined Cycle Project, RB
5.000%, 11/01/2027	710	759
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2032	1,025	1,106
5.000%, 01/01/2035	1,500	1,599
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB, AGM
4.000%, 01/01/2038	585	572
4.000%, 01/01/2041	650	612
4.000%, 01/01/2046	500	452
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.000%, 01/01/2028	4,140	4,338

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Sub-Ser A, RB
5.000%, 01/01/2024	$555	$561
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
5.000%, 07/01/2026	1,650	1,686
5.000%, 07/01/2027	1,390	1,422
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
1.000%, 07/01/2049 (A)	730	640

		46,899

Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,204
5.000%, 10/01/2033	2,205	2,403

		4,607

Hawaii — 0.3%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,172
Hawaii State, Ser FW, GO
4.000%, 01/01/2037	1,000	1,013

		4,185

Idaho — 0.1%
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023 (E)	220	222
Idaho State, Health Facilities Authority, St. Luke's Health System Project, RB
5.000%, 03/01/2030	500	557
5.000%, 03/01/2031	320	361
5.000%, 03/01/2032	500	569
4.000%, 03/01/2033	575	584
Idaho State, Housing & Finance Association, Anser of Idaho Inc Project, Ser OF, RB
3.000%, 05/01/2041	1,500	1,172

		3,465

Illinois — 9.8%
Champaign County, Community Unit School District No. 4 Champaign, Ser A, GO
0.000%, 01/01/2025 (F)	325	303
Chicago, Airport Authority, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,116
Chicago, Airport Authority, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,066

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Airport Authority, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2029	$5,000	$5,091
5.000%, 01/01/2036	1,290	1,356
5.000%, 07/01/2038	1,500	1,523
Chicago, Airport Authority, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2030	4,000	4,121
5.000%, 01/01/2032	5,840	6,015
5.000%, 01/01/2033	1,665	1,766
5.000%, 01/01/2035	3,500	3,638
Chicago, Airport Authority, O'Hare International Airport, Ser C, RB
5.000%, 01/01/2031	2,450	2,577
Chicago, Airport Authority, O'Hare International Airport, Ser E, RB
5.000%, 01/01/2032	510	571
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.000%, 04/01/2033	500	511
5.000%, 04/01/2034	620	632
5.000%, 04/01/2036	445	449
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,481
4.000%, 12/01/2047	530	430
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	670
5.000%, 12/01/2028	100	104
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2031	2,840	2,917
5.000%, 12/01/2046	640	608
Chicago, Midway International Airport, Ser A, AMT, RB
5.000%, 01/01/2028	2,970	2,991
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,160
5.250%, 01/01/2029	1,210	1,220
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,152
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,526
Chicago, Transit Authority, Ser A, RB
5.000%, 12/01/2045	550	567
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,884
5.000%, 11/01/2027	2,360	2,463
Chicago, Waterworks Revenue, Second Lien Project, RB
5.000%, 11/01/2029	1,000	1,021
5.000%, 11/01/2034	1,500	1,522
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,280

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Cook County, Ser A, GO
5.000%, 11/15/2029	$500	$556
5.000%, 11/15/2033	450	501
Cook County, Ser B, GO
4.000%, 11/15/2026	730	750
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,221
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	560	621
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,513
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	605	614
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
5.000%, 11/15/2029	1,885	1,956
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	3,265	3,439
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
5.000%, 02/15/2036	2,000	2,110
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
5.000%, 11/15/2033	1,050	1,078
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,048
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	511
5.000%, 02/15/2027	200	206
5.000%, 02/15/2029	400	412
5.000%, 02/15/2031	365	374
Illinois State, GO
5.500%, 05/01/2030	3,750	4,109
5.375%, 05/01/2023	165	165
5.250%, 02/01/2030	3,350	3,392
5.250%, 02/01/2032	935	946
5.000%, 11/01/2036	2,970	3,033
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	1,025	1,009
Illinois State, Municipal Electric Agency, Ser A, RB
5.000%, 02/01/2032	5,000	5,149

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	$2,800	$2,692
Illinois State, Regional Transportation Authority, RB, AGM
6.000%, 06/01/2025	3,000	3,116
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,781
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,171
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	712
5.000%, 03/01/2029	895	948
5.000%, 03/01/2030	2,000	2,129
5.000%, 12/01/2034	780	806
Illinois State, Ser A, RB, BAM
5.000%, 06/15/2028	4,600	4,975
Illinois State, Ser B, GO
5.000%, 03/01/2031	2,000	2,136
5.000%, 10/01/2031	810	861
4.000%, 10/01/2035	4,020	3,867
Illinois State, Ser C, GO
4.000%, 10/01/2037	215	202
Illinois State, Ser D, GO
5.000%, 11/01/2023	1,000	1,007
5.000%, 11/01/2025	1,585	1,629
5.000%, 11/01/2028	1,000	1,047
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,583
Illinois State, Toll Highway Authority, Ser A, RB
5.000%, 12/01/2032	2,000	2,106
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 01/01/2032	1,250	1,271
Kane County, School District No. 131 Aurora East Side, Ser B, GO, AGM
5.000%, 12/01/2026	815	864
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2025	235	242
5.000%, 02/01/2027	1,055	1,124
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	775	816
Metropolitan Chicago, Water Reclamation District, Ser C, GO
5.000%, 12/01/2024	640	660

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Chicago, Water Reclamation District, Ser D, GO
5.000%, 12/01/2031	$1,500	$1,758
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	258
5.000%, 12/15/2032	255	263
5.000%, 12/15/2033	300	308
5.000%, 12/15/2034	400	409
4.000%, 12/15/2042	1,895	1,629
4.000%, 12/15/2047	4,265	3,511
Railsplitter, Tobacco Settlement Authority, RB
5.000%, 06/01/2027	6,100	6,435
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,809
5.000%, 01/01/2037	635	674
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	375
5.000%, 01/01/2027	2,000	2,118
5.000%, 01/01/2028	380	409
5.000%, 01/01/2033	3,000	3,393
5.000%, 01/01/2034	3,760	4,006
5.000%, 01/01/2036	3,750	3,992
5.000%, 01/01/2037	1,000	1,049
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	213
University of Illinois, Ser A, RB
5.000%, 04/01/2028	2,035	2,058

		172,856

Indiana — 1.5%
Indiana State, Finance Authority, Indianapolis Power & Light Company Project, Ser S, RB
3.125%, 12/01/2024	1,930	1,904
Indiana State, Finance Authority, Stadium Project, Ser A, RB
5.250%, 02/01/2035	2,000	2,068
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
5.000%, 10/01/2032	5,025	5,844
4.000%, 10/01/2035	2,725	2,781
4.000%, 10/01/2036	1,485	1,491
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	380	371
Indiana State, Municipal Power Agency, Ser A, RB
5.000%, 01/01/2032	3,250	3,478

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	$3,400	$3,462
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	5,000	5,068

		26,467

Iowa — 0.3%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
5.000%, 12/01/2050	2,515	2,449
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	1,075	1,061
Iowa State, Tobacco Settlement Authority, Sub-Ser B-1, RB
4.000%, 06/01/2049	610	596
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,029

		5,135

Kansas — 0.2%
Kansas State, Department of Transportation, RB
5.000%, 09/01/2033	2,000	2,087
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
5.000%, 09/01/2027	870	820

		2,907

Kentucky — 1.9%
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 04/01/2048 (A)	10,280	10,286
4.000%, 12/01/2050 (A)	1,775	1,758
Kentucky State, Public Energy Authority, Ser A-1, RB
4.000%, 08/01/2052 (A)	2,945	2,881
Kentucky State, Public Energy Authority, Ser B, RB
4.000%, 01/01/2049 (A)	15,725	15,653
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,221

		31,799

Louisiana — 1.2%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.685%, 05/01/2043 (A)	395	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana State, Highway Improvement, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/15/2024 (D)	$1,500	$1,534
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	386
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2030	3,000	3,204
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,368
5.000%, 10/01/2036	1,550	1,651
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
5.000%, 01/01/2028	3,000	3,064
5.000%, 01/01/2032	2,100	2,148
5.000%, 01/01/2033	2,100	2,147
New Orleans, Regional Transit Authority, Ser A, RB, AGM
5.000%, 01/01/2027	515	552
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	930
2.100%, 06/01/2037 (A)	2,750	2,672
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	552

		20,594

Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	196
4.000%, 07/01/2037	265	259

		455

Maryland — 1.3%
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	415	407
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,563
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,052

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	$5,000	$5,327
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,190
Maryland State, Transportation Authority, Baltimore/Washington International Airport, AMT, RB
5.000%, 06/01/2027	4,850	5,067
Montgomery County, Ser A, GO
Pre-Refunded @ 100
5.000%, 11/01/2024 (D)	1,625	1,676
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	1,884

		23,166

Massachusetts — 2.5%
Massachusetts State, Development Finance Agency, Caregroup Project, Ser H-1, RB
5.000%, 07/01/2025	1,500	1,548
Massachusetts State, Development Finance Agency, Milford Regional Medical Center Project, Ser S, RB
5.000%, 07/15/2025 (B)	120	121
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2028	300	335
5.000%, 10/01/2029	250	284
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.400%, 07/01/2049 (A)(B)	550	543
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2027	2,965	3,028
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	156
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2026	2,225	2,275
Massachusetts State, Development Finance Agency, Wellforce Project, Ser C, RB, AGM
5.000%, 10/01/2023	300	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2025	$1,000	$1,018
5.000%, 07/01/2030	1,125	1,212
5.000%, 07/01/2031	1,500	1,629
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,566
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	963
5.000%, 07/01/2028	1,750	1,855
5.000%, 07/01/2029	1,925	2,054
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,429
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2029	1,855	1,962
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,308
Massachusetts State, School Building Authority, Ser C, RB
5.000%, 08/15/2029	1,370	1,441
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,722
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,810
Massachusetts State, Transportation Fund Revenue, Rail Enhancement & Accelerated Program, RB
5.000%, 06/01/2037	1,050	1,071
Massachusetts State, Transportation Trust Fund, Metropolitan Highway System Revenue, Ser A, RB
5.000%, 01/01/2034	3,000	3,316

		39,948

Michigan — 2.0%
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2035	1,000	1,127
Great Lakes, Water Authority, Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	3,897
Great Lakes, Water Authority, Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,220
Imlay, Community Schools, Ser I, GO, Q-SBLF
5.000%, 05/01/2029	420	476

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	$3,610	$4,160
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2030	1,000	1,020
Michigan State, Finance Authority, Government Loan Program, RB
5.000%, 07/01/2034	2,565	2,619
Michigan State, Finance Authority, Hospital Sparrow Project, RB
5.000%, 11/15/2033	2,755	2,824
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,155
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	218
0.400%, 10/15/2023	650	629
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser Senior CR, RB
5.000%, 11/15/2047	345	352
Michigan State, Housing Development Authority, Ser B, RB
3.750%, 06/01/2050	195	193
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,624
Utica, Community Schools, GO, Q-SBLF
5.000%, 05/01/2025	2,500	2,597
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2030	1,300	1,358
5.000%, 12/01/2031	1,800	1,880

		34,349

Minnesota — 0.8%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,241
5.500%, 01/01/2031	1,085	990
5.250%, 01/01/2037	475	330
Cass Lake-Bena, Independent School District No. 115, Ser A, GO
4.000%, 02/01/2040	2,395	2,373
4.000%, 02/01/2041	1,910	1,882
Duluth, Independent School District No. 709, Ser A, COP
5.000%, 02/01/2025	500	515
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	323
5.000%, 01/01/2031	300	322

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	$915	$866
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,992
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	210
3.000%, 10/01/2041	1,000	792
Minnesota State, Housing Finance Agency, Ser I, RB
3.000%, 01/01/2051	1,320	1,275
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2025	350	359
5.000%, 10/01/2027	600	616

		15,086

Mississippi — 0.3%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser A, RB
1.950%, 11/01/2035 (A)	250	250
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
1.950%, 11/01/2035 (A)	800	800
Mississippi State, Business Finance, Gulf Opportunity Zone Industrial Development, Ser K, RB
1.950%, 11/01/2035 (A)	1,000	1,000
Mississippi State, Ser A, RB
5.000%, 10/15/2023	285	288
5.000%, 10/15/2029	300	325
5.000%, 10/15/2030	850	922
Mississippi State, Ser E, RB
5.000%, 10/15/2029	1,000	1,041

		4,626

Missouri — 1.5%
Bi-State, Development Agency of the Missouri-Illinois Metropolitan District, RB
4.000%, 10/01/2036	995	1,008
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
5.000%, 01/01/2032	1,000	1,103
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
5.000%, 11/15/2034	3,000	3,079

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, Mercy Health, RB
4.000%, 06/01/2053	$2,000	$1,799
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2028	1,000	1,051
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	824
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	820	812
3.250%, 05/01/2051	1,300	1,263
Missouri State, Housing Development Commission, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 11/01/2050	560	549
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
5.000%, 01/01/2027	1,850	1,868
5.000%, 01/01/2028	1,400	1,414
5.000%, 01/01/2029	2,000	2,046
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
5.000%, 12/01/2026	5,135	5,311
St Louis, Airport Revenue, St. Louis Lambert International Airport, AMT, RB
5.000%, 07/01/2032	595	635
5.000%, 07/01/2033	625	666
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,139

		25,567

Nebraska — 1.1%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2034	1,000	1,055
5.000%, 09/01/2036	2,000	2,070
5.000%, 09/01/2037	2,860	2,934
5.000%, 09/01/2042	730	727
Nebraska State, Investment Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.000%, 03/01/2052	1,090	1,043
Nebraska State, Investment Finance Authority, Ser C, RB, GNMA/FNMA/FHLMC
3.000%, 09/01/2050	2,305	2,217
Nebraska State, Public Power District, Ser A, RB
5.000%, 01/01/2033	1,000	1,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser C, RB
5.000%, 01/01/2024	$775	$785
Nebraska State, Public Power Generation Agency, Whelan Energy Center, RB
5.000%, 01/01/2030	5,500	5,628
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,887
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	658

		20,096

Nevada — 0.6%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,668
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,318
Clark County, Ser B, GO
5.000%, 11/01/2029	5,000	5,355
Las Vegas, Convention & Visitors Authority, Ser B, RB
5.000%, 07/01/2024	200	204
5.000%, 07/01/2038	2,000	2,179
Las Vegas, Convention & Visitors Authority, Ser C, RB
5.000%, 07/01/2030	525	535
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	620
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	434
Sparks, Sales Tax Revenue, Ser A, RB
2.500%, 06/15/2024 (B)	105	102

		13,415

New Hampshire — 0.0%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	286
4.000%, 01/01/2030	285	269
4.000%, 01/01/2031	290	270

		825

New Jersey — 3.6%
New Jersey State, COVID-19 Emergency Bonds, GO
5.000%, 06/01/2025	890	926
4.000%, 06/01/2031	1,000	1,079
4.000%, 06/01/2032	3,070	3,309

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Bridge Project, RB
5.000%, 11/01/2029	$285	$314
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,167
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,058
5.000%, 06/01/2037	1,225	1,263
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,775	1,776
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
5.250%, 06/15/2027	3,000	3,122
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Pre-Refunded @ 100
5.000%, 06/15/2025 (D)	3,020	3,141
New Jersey State, Educational Facilities Authority, Ser C, RB, AGM
4.000%, 07/01/2050	130	119
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,338
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,841
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,448
5.000%, 12/01/2028	1,450	1,549
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,569
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,103
5.000%, 06/15/2029	3,500	3,683
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,706
5.000%, 12/15/2024	280	287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2031	$955	$1,068
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,354
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	2,230	2,393
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,062
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2031	1,250	1,372
5.000%, 01/01/2032	4,000	4,377
5.000%, 01/01/2033	350	382
Newark, Board of Education, GO
5.000%, 07/15/2023	300	302
Newark, Board of Education, GO, BAM
5.000%, 07/15/2026	525	555
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	285	298
5.000%, 01/01/2033	425	443
5.000%, 01/01/2034	570	593
5.000%, 01/01/2036	570	585

		60,582

New Mexico — 0.3%
New Mexico State, Mortgage Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
3.500%, 01/01/2051	875	858
New Mexico State, Severance Tax Permanent Fund, Ser A, RB
5.000%, 07/01/2028	2,440	2,705
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	650	619

		4,182

New York — 7.5%
Brookhaven, Local Development, Jefferson's Ferry Project, RB
1.625%, 11/01/2025	255	237
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	479
5.000%, 07/01/2031	525	564
Huntington, Local Development, Fountaingate Gardens Project, Ser S, RB
3.000%, 07/01/2025	15	14

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Island, Power Authority, RB
5.000%, 09/01/2033	$250	$272
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,020
Long Island, Power Authority, Ser B, RB
0.850%, 09/01/2050 (A)	1,500	1,392
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2034 (A)	1,000	1,012
5.000%, 11/15/2045 (A)	500	530
Metropolitan New York, Transportation Authority, Ser B1, RB
5.000%, 11/15/2029	4,140	4,183
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,136
4.000%, 11/15/2032	1,500	1,473
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/2030	1,000	1,026
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,015
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,437
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,021
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	5,000	5,368
5.000%, 01/15/2036	1,000	1,089
5.000%, 08/01/2039	605	645
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	307
3.000%, 01/01/2034	740	677
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	119
5.000%, 03/01/2030	100	111
New York City, Ser A-1, GO
5.000%, 08/01/2026	465	495
5.000%, 08/01/2032	1,810	2,065
5.000%, 08/01/2047	1,250	1,333
4.000%, 08/01/2037	4,000	3,985
New York City, Ser B-1, GO
4.000%, 10/01/2035	500	509

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser C, GO
5.000%, 08/01/2030	$1,000	$1,143
4.000%, 08/01/2036	2,750	2,767
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,695	1,678
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,989
5.000%, 10/01/2033	280	328
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB
5.000%, 07/15/2035	1,650	1,843
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.000%, 11/01/2033	925	1,061
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser D-S, RB
4.000%, 11/01/2035	185	189
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F-1, RB
4.000%, 02/01/2038	410	408
New York City, Water & Sewer System, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,481
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Pre-Refunded @ 100
5.250%, 07/01/2024 (D)	910	935
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (D)	5	6
New York State, Dormitory Authority, RB
3.000%, 03/15/2050	5,000	3,693
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2030	5,000	5,239
New York State, Dormitory Authority, Ser E, RB
4.000%, 03/15/2038	4,845	4,823
3.000%, 03/15/2041	1,500	1,218
New York State, Dormitory Authority, State University Project, Ser A, RB
5.000%, 07/01/2035	2,000	2,159
New York State, Dormitory Authority, Unrefunded School Districts, RB, AGM
5.000%, 10/01/2033	3,245	3,591

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
3.000%, 02/15/2042	$610	$480
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
1.200%, 11/15/2028	1,355	1,112
New York State, Liberty Development Authority, 4 World Trade Center Project, Ser A-BAM-TCRS, RB, BAM
3.000%, 11/15/2051	1,170	827
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 04/01/2025	1,000	990
3.150%, 04/01/2024	920	915
New York State, Mortgage Agency, Ser 194, AMT, RB
3.250%, 10/01/2024	1,000	992
New York State, Mortgage Agency, Ser 221, AMT, RB
3.500%, 10/01/2032	2,500	2,435
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	2,895	2,926
New York State, Thruway Authority, Ser J, RB
5.000%, 01/01/2027	2,095	2,125
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,296
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2034	4,000	4,109
5.000%, 10/01/2040	2,625	2,613
4.000%, 10/01/2030	4,550	4,426
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2024	125	127
5.000%, 12/01/2025	115	118
5.000%, 12/01/2030	650	697
5.000%, 12/01/2033	775	838
5.000%, 12/01/2036	4,000	4,174
5.000%, 12/01/2037	3,000	3,113
3.000%, 08/01/2031	1,000	891
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2029	550	601
5.000%, 12/01/2030	125	138

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development Authority, Personal Income Tax, RB
5.000%, 03/15/2032	$2,000	$2,033
New York State, Urban Development Authority, Personal Income Tax, Ser E, RB
4.000%, 03/15/2043	2,315	2,218
New York State, Utility Debt Securitization Authority, RB
5.000%, 12/15/2033	1,810	1,893
Triborough, Bridge & Tunnel Authority, RB
0.000%, 11/15/2036 (F)	905	504
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	1,000	1,025
5.000%, 06/01/2030	525	550
5.000%, 06/01/2031	525	550
Westchester County, Local Development, Pace University Project, Ser A, RB
5.000%, 05/01/2034	2,350	2,369
Westchester County, Local Development, Senior Learning Center Project, RB
2.875%, 07/01/2026 (B)	1,055	1,006
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	2,000	2,091

		129,247

North Carolina — 0.7%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,413
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,620
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,661
Columbus County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
2.100%, 03/01/2027 (A)	1,565	1,503
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	490
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	278
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	697

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	$605	$599
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,082

		14,343

North Dakota — 0.0%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
3.550%, 07/01/2033	380	371

Ohio — 2.1%
Allen County, Hospital Facilities Revenue, RB
5.000%, 12/01/2028	750	825
American Municipal Power, Ser A, RB
5.000%, 02/15/2027	5,000	5,079
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,662
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	3,600	3,269
0.000%, 06/01/2057 (F)	3,035	352
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,059
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,656
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	981
Ohio State, Capital Facilities Correctional Building Fund Project, RB
5.000%, 10/01/2030	2,655	2,889
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
5.000%, 12/01/2029	2,615	2,849
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
5.000%, 07/01/2035	680	755
5.000%, 07/01/2037	300	327
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
5.000%, 01/01/2031	1,250	1,370
Ohio State, Hospital Revenue, Ser B, RB
5.000%, 01/15/2050 (A)	3,230	3,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Housing Finance Agency, Ser A, RB
3.000%, 03/01/2052	$785	$756
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	669
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.250%, 12/01/2025 (B)	1,100	990

		33,793

Oklahoma — 0.1%
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
5.250%, 08/15/2043	1,510	1,362

Oregon — 0.9%
Clackamas County, Hospital Facility Authority, Rose Villa Project, Ser A, RB
5.125%, 11/15/2040	500	461
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
5.000%, 06/15/2024	250	256
5.000%, 06/15/2025	275	287
Medford, Hospital Facilities Authority, Asante Project, Ser A, RB
5.000%, 08/15/2026	260	273
5.000%, 08/15/2034	1,000	1,092
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	2,450	2,498
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2024	1,000	1,016
5.000%, 06/01/2035	2,500	2,582
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB
1.900%, 08/01/2034 (A)(G)	2,000	2,000
Port of Portland, Airport Revenue, Portland International Airport, RB
5.000%, 07/01/2029	1,040	1,149
Port of Portland, Airport Revenue, Portland International Airport, Ser 28, AMT, RB
4.000%, 07/01/2036	2,000	1,965
Umatilla County, School District No. 8R Hermiston, Ser A, GO
0.000%, 06/15/2027 (F)	1,000	862

		14,441

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 7.3%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	$5,000	$5,345
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,790
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,056
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	1,600	1,635
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,000	2,073
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	1,940	2,052
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,251
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	3,018
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,485
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,675
Octorara Area, School District, GO, AGM
4.000%, 04/01/2024	250	252
4.000%, 04/01/2025	650	660
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,995	3,136
5.000%, 06/01/2032	2,150	2,306
5.000%, 06/01/2033	3,500	3,750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	$8,235	$8,754
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,558
Pennsylvania State, GO
5.000%, 09/15/2026	2,500	2,678
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, RB
5.000%, 12/01/2030	5,000	5,370
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	6,000	6,497
5.000%, 12/01/2035	1,000	1,072
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2041	1,960	1,915
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2033	3,000	3,156
5.000%, 12/01/2039	250	273
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
5.000%, 12/01/2030	4,260	4,405
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/2028	3,000	3,164
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	470
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,048
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	756
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.000%, 12/01/2037	4,665	4,826
Philadelphia, Redevelopment Authority, Ser B, AMT, RB
5.000%, 04/15/2025	1,250	1,290

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2029	$1,500	$1,652
5.000%, 09/01/2030	1,000	1,090
5.000%, 09/01/2034	1,410	1,580
5.000%, 09/01/2036	2,000	2,136
4.000%, 09/01/2035	5,000	5,066
4.000%, 09/01/2038	3,000	2,952
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (D)	25	27
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2028	3,390	3,572
5.000%, 09/01/2030	7,975	8,369
Philadelphia, Ser A, GO
5.000%, 05/01/2032	5,905	6,691
Philadelphia, Water & Wastewater Revenue, RB
5.000%, 10/01/2033	2,000	2,260
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,560

		122,671

Puerto Rico — 2.7%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(H)	2,990	2,078
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(H)	1,000	695
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(H)	3,035	2,125
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040	2,940	2,058
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,773	1,485
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
4.750%, 07/01/2053	1,000	894
0.000%, 07/01/2046 (F)	10,000	2,550
0.000%, 07/01/2051 (F)	12,042	2,257
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,033
0.000%, 07/01/2029 (F)	1,500	1,111
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	13,040	11,817

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	$3,400	$3,508
4.000%, 07/01/2046	3,600	2,855
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(I)	11,894	5,114

		46,580

Rhode Island — 0.1%
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
5.000%, 09/15/2028	1,405	1,488

South Carolina — 1.6%
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,156
Piedmont, Municipal Power Agency, Ser E, RB
5.000%, 01/01/2024	485	490
5.000%, 01/01/2025	385	395
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	580	572
South Carolina State, Jobs-Economic Development Authority, Bons Secours Mercy Health, Ser S, RB
5.000%, 10/01/2035	1,460	1,621
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,870	1,898
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2029	2,250	2,402
5.000%, 07/01/2030	1,500	1,599
4.000%, 07/01/2035	1,160	1,150
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2025	385	401
5.000%, 12/01/2031	540	592
5.000%, 12/01/2036	2,750	2,925
4.000%, 12/01/2034	2,000	1,981
4.000%, 12/01/2036	2,250	2,149
4.000%, 12/01/2038	175	165
South Carolina State, Public Service Authority, Ser C, RB
5.000%, 12/01/2026	3,800	3,897
South Carolina State, Public Service Authority, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,752

		30,145

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Dakota — 0.3%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2027	$830	$868
5.000%, 11/01/2028	900	944
5.000%, 11/01/2035	1,005	1,038
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	285	310
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	755	751

		3,911

Tennessee — 0.8%
Chattanooga, Commonspirit Health, Ser A, RB
5.000%, 08/01/2034	1,015	1,081
5.000%, 08/01/2035	420	443
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2031	2,000	2,005
Nashville, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,112
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,488
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,500	2,498
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,515
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	545	541

		15,683

Texas — 8.4%
Arlington, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/2038	810	893
5.000%, 08/15/2040	695	758
Arlington, Special Tax Revenue, Special Tax, AGM
5.000%, 02/15/2030	2,000	2,077
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,631
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	922
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	482

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	$770	$771
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	218
Central Texas, Turnpike System, Sub-Ser C, RB
5.000%, 08/15/2031	2,500	2,546
5.000%, 08/15/2033	6,500	6,613
5.000%, 08/15/2037	1,475	1,491
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	640	602
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2027	1,050	1,075
4.000%, 08/15/2032	1,000	1,022
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,604
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,685
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2031	1,000	1,004
4.000%, 08/15/2034	480	473
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,038
5.000%, 11/01/2031	1,250	1,301
5.000%, 11/01/2032	2,500	2,601
5.000%, 11/01/2033	1,175	1,221
5.000%, 11/01/2034	1,000	1,035
5.000%, 11/01/2035	1,000	1,031
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	1,000	1,085
Dallas-Fort Worth, International Airport, Joint Revenue Refunding & Improvement, Ser G, RB
5.250%, 11/01/2026	2,250	2,279
Dallas-Fort Worth, International Airport, Joint Revenue Refunding, Ser A, RB
5.000%, 11/01/2024	250	257
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,951
El Paso, GO
5.000%, 08/15/2034	2,050	2,158
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,874

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	$2,000	$2,089
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
5.000%, 11/15/2028	2,500	2,556
5.000%, 11/15/2029	2,325	2,379
5.000%, 11/15/2030	3,310	3,387
Harris County, Houston Sports Authority, Ser C, RB
5.000%, 11/15/2033	1,100	1,120
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	269
5.000%, 12/01/2032	300	309
Houston, Airport System Revenue, Sub-Ser B, RB
5.000%, 07/01/2029	3,685	4,066
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2029	2,450	2,598
5.000%, 07/01/2032	1,500	1,586
Houston, Airport System Revenue, United Airlines Project, AMT, RB
5.000%, 07/01/2029	1,980	1,948
Houston, Hotel Occupancy Tax & Special Revenue, RB
4.000%, 09/01/2023	190	191
4.000%, 09/01/2025	215	218
4.000%, 09/01/2026	160	164
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,198
Lower Colorado, River Authority, LCRA Transmission Services Corporation Project, RB, AGM
5.000%, 05/15/2035	1,665	1,901
Lower Colorado, River Authority, RB
5.000%, 05/15/2031	1,000	1,033
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,779
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	549
New Hope, Cultural Education Facilities Finance, Westminster Project, RB
4.000%, 11/01/2055	385	272
North East Texas, Independent School District, Ser B, GO, PSF-GTD
2.000%, 08/01/2052 (A)	3,175	3,152

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, RB
5.000%, 01/01/2035	$1,800	$1,930
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2031	3,410	3,553
5.000%, 01/01/2034	7,285	7,615
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2031	1,775	1,865
San Antonio, Airport System, Sub-Ser A, AMT, RB
5.000%, 07/01/2026	1,040	1,078
San Antonio, Electric & Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,105
5.000%, 02/01/2035	375	427
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,603
5.000%, 02/01/2034	1,700	1,921
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,060
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	694
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,583
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,229
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	750	783
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2031	1,000	1,044
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
7.000%, 12/31/2038	2,500	2,534
Texas State, Ser B, GO
4.000%, 08/01/2030	625	638
4.000%, 08/01/2031	435	444
Texas State, Transportation Commission State, Highway Fund, GO
Pre-Refunded @ 100
5.000%, 04/01/2024 (D)	3,000	3,059
Texas State, Transportation Commission State, Highway Fund, GO
5.000%, 04/01/2028	2,630	2,767
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,018

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trinity River Authority, Central Regional Wastewater System Revenue, RB
5.000%, 08/01/2032	$1,000	$1,081
University of Houston, Ser C, RB
5.000%, 02/15/2029	3,000	3,170
University of Texas, Ser B, RB
Pre-Refunded @ 100
5.000%, 07/01/2024 (D)	2,285	2,339
Uptown Houston, Development Authority, TA
4.000%, 09/01/2033	400	383
4.000%, 09/01/2035	275	258

		138,643

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,189
Salt Lake City, Airport Revenue, Ser B, RB
5.000%, 07/01/2035	1,500	1,584
Utah State, Transit Authority, Sub-Ser, RB, BAM
5.000%, 12/15/2032	1,585	1,752

		8,525

Vermont — 0.0%
Vermont State, Housing Finance Agency, Ser F, AMT, RB
4.000%, 11/01/2045	170	169

Virgin Islands — 0.0%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	1,065	1,045

Virginia — 1.8%
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	294
5.000%, 07/01/2027	250	266
5.000%, 07/01/2028	375	407
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,244
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	1,320	1,276

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	$430	$452
5.000%, 10/01/2047	1,225	1,271
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,128
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,204
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,574
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,139
5.000%, 06/30/2042	2,000	2,041
5.000%, 12/31/2047	440	443
4.000%, 07/01/2030	1,140	1,133
4.000%, 07/01/2031	365	362
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	503
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	39,000	9,609

		31,346

Washington — 2.4%
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	8,214
Port of Seattle, AMT, RB
5.000%, 04/01/2028	5,055	5,390
5.000%, 04/01/2036	1,500	1,589
5.000%, 08/01/2041	1,000	1,058
Port of Seattle, RB
4.000%, 06/01/2038	1,000	1,000
Port of Seattle, Ser C, AMT, RB
5.000%, 04/01/2032	1,500	1,521
Washington State, Electric Revenue, Energy Northwest, Columbia Generating Station Project, RB
5.000%, 07/01/2040	2,500	2,753
Washington State, GO
4.000%, 07/01/2036	4,500	4,699
Washington State, Health Care Facilities Authority, RB
5.000%, 07/01/2027	1,250	1,290

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Social Certificate, Ser A-1, RB
3.500%, 12/20/2035	$975	$892
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	644
Washington State, Ser B-BID, GO
5.000%, 02/01/2043	4,685	5,144
Washington State, Ser R-2015E, GO
5.000%, 07/01/2031	2,730	2,821

		37,015

West Virginia — 0.5%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project, RB
3.750%, 12/01/2042 (A)	2,300	2,266
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2031	1,250	1,381
5.000%, 06/01/2032	1,510	1,665
5.000%, 06/01/2034	1,000	1,095
5.000%, 06/01/2035	1,005	1,091

		7,498

Wisconsin — 2.7%
Milwaukee County, Airport Revenue, Ser A, AMT, RB
5.000%, 12/01/2026	500	521
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2037	500	493
4.000%, 04/01/2039	295	286
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	287
Wisconsin State, GO
5.000%, 11/01/2026	1,175	1,263
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2031	4,155	4,556
5.000%, 08/15/2054 (A)	2,000	2,104
2.980%, 08/15/2054 (A)	1,125	1,087
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	4,037

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	$1,835	$1,957
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	547
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
5.000%, 08/15/2034	1,155	1,176
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	447
5.000%, 11/01/2030	1,035	968
5.000%, 11/01/2039	500	429
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	585
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
5.000%, 12/01/2029	1,650	1,696
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
3.000%, 03/01/2052	930	895
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (A)	240	224
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	1,390	1,196
Wisconsin State, Public Finance Authority, Appalachian Regional Healthcare System, RB
5.000%, 07/01/2039	475	488
5.000%, 07/01/2040	325	332
5.000%, 07/01/2041	750	766
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	230
4.000%, 07/01/2028	225	232
4.000%, 07/01/2029	225	230
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,401

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	$10,450	$10,512
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2042	1,475	1,468
5.000%, 02/01/2052	755	729
5.000%, 02/01/2062	1,845	1,749
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	6,880	7,176
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	285	280
4.000%, 10/01/2026	300	292
4.000%, 10/01/2027	125	121
4.000%, 10/01/2028	250	240

		51,000

Total Municipal Bonds
(Cost $1,744,768) ($ Thousands)		1,676,426

	Shares
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	11,678,842	11,679

Total Cash Equivalent
(Cost $11,679) ($ Thousands)		11,679

Total Investments in Securities — 98.5%
(Cost $1,756,447) ($ Thousands)		$1,688,105

Percentages are based on Net Assets of $1,713,030 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $32,381 ($ Thousands), representing 1.9% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security.
(G)	Securities are held in connection with a letter of credit issued by a major bank.
(H)	Level 3 security in accordance with fair value hierarchy.
(I)	No interest rate available.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	1,671,528	4,898	1,676,426
Cash Equivalent	11,679	–	–	11,679
Total Investments in Securities	11,679	1,671,528	4,898	1,688,105

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$682	$117,635	$(106,638)	$—	$—	$11,679	$111	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.4%
Alabama — 6.8%
Baptist Health, Health Care Authority, Ser B, RB, AGC
2.750%, 11/15/2037 (A)	$1,325	$1,325
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	3,940	3,943
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	901
Black Belt, Energy Gas District, Ser E, RB
5.000%, 06/01/2024	1,250	1,264
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2023	2,000	1,997
4.000%, 12/01/2024	1,765	1,758
4.000%, 12/01/2025	7,520	7,491
4.000%, 10/01/2052 (A)	2,500	2,487
Black Belt, Energy Gas District, Sub-Ser, RB
4.449%, 07/01/2052 (A)	2,000	1,990
Lower Alabama, Gas District, RB
4.000%, 12/01/2023	550	550
4.000%, 12/01/2024	500	499
4.000%, 12/01/2025	730	730
4.000%, 12/01/2050 (A)	10,000	9,987
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
2.900%, 07/15/2034 (A)	1,000	993
Selma, Industrial Development Board, International Paper Co. Project, RB
1.375%, 05/01/2034 (A)	5,250	4,870
Southeast Alabama, Energy Authority, Cooperative District Project, Ser B-1, RB
5.000%, 08/01/2024	1,300	1,309
Southeast Alabama, Gas Supply District, LIBOR Project #2, Ser B, RB
3.974%, 06/01/2049 (A)	18,940	18,984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
4.000%, 04/01/2049 (A)	$6,850	$6,847
Southeast Alabama, Gas Supply District, SIFMA Index Project, Ser C, RB
3.450%, 04/01/2049 (A)	2,500	2,494
University of South Alabama, RB
4.000%, 04/01/2023	425	425

		70,844

Alaska — 0.2%
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	1,980	2,032
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2023	500	501

		2,533

Arizona — 1.1%
Arizona State, Health Facilities Authority, Ser B, RB
3.050%, 01/01/2046 (A)	1,000	977
Arizona State, Industrial Development Authority, Phoenix Children's Hospital, RB
5.000%, 02/01/2024	200	203
5.000%, 02/01/2025	450	464
Chandler, Industrial Development Authority, Intel Corp. Project, AMT, RB
5.000%, 06/01/2049 (A)	1,680	1,689
Chandler, Industrial Development Authority, Intel Corp. Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,250	1,293
Coconino County, Pollution Control, Nevada Power Company, Ser S, AMT, RB
1.875%, 09/01/2032 (A)	3,500	3,494
Maricopa County, Industrial Development Authority, Banner Health, RB
3.370%, 01/01/2035 (A)	3,625	3,611
Maricopa County, Special Health Care District, Ser D, GO
5.000%, 07/01/2024	990	1,012

		12,743

California — 3.5%
Bay Area, Toll Authority, RB
3.080%, 04/01/2056 (A)	1,250	1,250
California State, Choice Financing Authority, Clean Energy Project, Ser B, RB
4.000%, 08/01/2025	535	535

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	$450	$449
California State, Educational Facilities Authority, University of San Diego, RB, AMBAC
0.000%, 10/01/2023 (B)	1,120	1,097
California State, Infrastructure & Economic Development Bank, Academy of Sciences, RB
3.150%, 08/01/2047 (A)	2,500	2,469
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
3.650%, 01/01/2050 (A)(C)	3,000	2,989
California State, Municipal Finance Authority, Republic Services Project, AMT, RB
3.875%, 07/01/2041 (A)	6,300	6,296
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	1,500	1,432
California State, Pollution Control Financing Authority, America Water Capital Project, RB
0.600%, 08/01/2040 (A)	2,025	1,992
California State, Public Works Board, Various Capital Projects, Ser H, RB
5.000%, 12/01/2024	1,780	1,841
California State, Statewide Communities Development Authority, Dignity Health, Ser D, RB, AGM
4.250%, 07/01/2041 (A)	925	925
California State, Statewide Communities Development Authority, Dignity Health, Ser E, RB, AGM
4.250%, 07/01/2040 (A)	3,025	3,025
Cathedral, Redevelopment Agency, Successor Agency, TA
4.000%, 08/01/2023	100	100
Cathedral, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2024	245	246
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2024	705	715
Los Angeles, RB
4.000%, 06/29/2023	1,000	1,003
Newman-Crows Landing, Unified School District, GO
0.000%, 08/01/2025 (B)	500	457

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nuveen, AMT-Free Quality Municipal Income Fund, RB
3.250%, 10/01/2047 (A)(C)	$8,400	$8,400
Southern Kern, Unified School District, Ser D, GO, BAM
0.000%, 11/01/2024 (B)	200	189
Vernon, Electric System Revenue, Ser A, RB
5.000%, 04/01/2023	1,240	1,241
5.000%, 04/01/2024	1,100	1,111

		37,762

Colorado — 1.9%
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B, RB
5.000%, 08/01/2049 (A)	1,195	1,224
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,068
Colorado State, Health Facilities Authority, RB
5.000%, 11/01/2024	850	868
5.000%, 11/01/2025	350	361
Colorado State, Housing & Finance Authority, Multi-Family Project, Ser A, RB
1.550%, 04/01/2023	2,110	2,106
Colorado State, School of Mines, Ser D, RB
3.670%, 12/01/2025 (A)	1,000	1,000
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.000%, 11/15/2025	2,000	2,064
E-470, Public Highway Authority, Ser B, RB
3.399%, 09/01/2039 (A)	5,000	4,963
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
5.000%, 01/15/2024	350	352
5.000%, 07/15/2024	615	621
5.000%, 01/15/2025	300	304
5.000%, 07/15/2025	440	449
3.000%, 01/15/2026	405	394
University of Colorado, Green Bonds, Ser C, RB
2.000%, 06/01/2054 (A)	3,855	3,752

		20,526

Connecticut — 2.6%
Connecticut State, Health & Educational Facilities Authority, Stamford Hospital Issue, Ser L, RB
4.000%, 07/01/2023	550	550
Connecticut State, Health & Educational Facilities Authority, Yale University Issue, Ser 2017, RB
0.550%, 07/01/2037 (A)	2,000	1,976

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Connecticut State, Higher Education Supplement Loan Authority, AMT, RB
5.000%, 11/15/2023 (D)	$500	$506
Connecticut State, Housing Finance Authority, Housing Mortgage Finance Program, RB
0.300%, 11/15/2024	500	472
0.250%, 05/15/2024	750	719
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	7,295	7,298
Connecticut State, Housing Finance Authority, Ser 25, RB
2.700%, 06/15/2023	1,315	1,312
Connecticut State, Housing Finance Authority, Ser A4, RB
3.100%, 11/15/2050 (A)	5,750	5,708
Connecticut State, Ser D, GO
5.000%, 09/15/2024	2,250	2,315
5.000%, 09/15/2025	1,500	1,572
Connecticut State, SIFMA Index Project, Ser A, GO
3.790%, 03/01/2025 (A)	1,815	1,802
3.750%, 03/01/2024 (A)	2,155	2,154

		26,384

Delaware — 0.5%
Delaware State, Economic Development Authority, Delmarva Power & Light Company Project, RB
1.050%, 01/01/2031 (A)	5,100	4,804

District of Columbia — 1.6%
District of Columbia, Hospital Refunding, Childrens Hospital, RB
5.000%, 07/15/2023	515	518
District of Columbia, Housing Finance Agency, Parcel 42 Project, RB
1.700%, 09/01/2041 (A)	7,160	6,826
District of Columbia, Housing Finance Agency, Park Southern Apartments Project, RB, FHA
0.700%, 06/01/2024 (A)	2,690	2,663
District of Columbia, Housing Finance Agency, Strand Residences Project, RB
2.500%, 02/01/2039 (A)	500	497
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2023	5,225	5,263

		15,767

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 1.9%
Capital Trust Agency, College Park Towers Apartments Project, RB
1.250%, 05/01/2024 (A)	$1,500	$1,494
Florida State, Citizens Property Insurance, Coastal Account, Ser A, RB
5.000%, 06/01/2025	5,935	6,076
Jacksonville, Ser A, RB
5.000%, 10/01/2023	625	631
5.000%, 10/01/2024	1,500	1,541
5.000%, 10/01/2025	1,375	1,438
5.000%, 10/01/2026	1,250	1,334
Lee County, Airport Revenue, Ser A, AMT, RB
5.000%, 10/01/2024	815	827
Miami-Dade County, Industrial Development Authority, Waste Management Project, AMT, RB
3.175%, 11/01/2048 (A)	500	487
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2029	5,500	5,944
North Sumter County, Utility Dependent District, Sumter Water Conservation Authority, RB, AGM
4.000%, 10/01/2023	640	643
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2024	225	224
4.000%, 10/01/2025	235	234

		20,873

Georgia — 5.8%
Bartow County, Development Authority, Georgia Power Plant, RB
2.875%, 08/01/2043 (A)	1,800	1,736
2.750%, 12/01/2032 (A)	125	125
Burke County, Development Authority, Georgia Power Company Plant Vogtle Project, RB
2.875%, 12/01/2049 (A)	4,000	3,858
2.250%, 10/01/2032 (A)	1,500	1,493
Cobb County, Kennestone Hospital Authority, Wellstar Health System, RB
5.000%, 04/01/2023	545	546
College Park, Business & Industrial Development Authority, Somersby Project, Ser B, RB
1.250%, 07/01/2025 (A)	2,125	2,044

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	$1,100	$1,128
4.000%, 12/01/2024	1,100	1,096
4.000%, 03/01/2026	500	503
4.000%, 09/01/2026	415	418
4.000%, 04/01/2048 (A)	5,585	5,597
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 06/01/2025	650	660
5.000%, 03/01/2026	500	513
5.000%, 09/01/2026	575	592
4.000%, 08/01/2049 (A)	18,260	18,259
3.874%, 04/01/2048 (A)	4,150	4,156
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 05/01/2052 (A)	1,540	1,519
4.000%, 08/01/2052 (A)(C)	1,000	951
Georgia State, Main Street Natural Gas, Ser E, RB
3.370%, 08/01/2048 (A)	1,500	1,496
Georgia State, Main Street Natural Gas, Sub-Ser C, RB
4.000%, 08/01/2048 (A)	11,025	11,054
Monroe County, Development Authority, Oglethorpe Power Company Project, RB
1.500%, 01/01/2039 (A)	750	706

		58,450

Guam — 0.1%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2023	1,000	1,006

Idaho — 0.0%
Boise, Airport Revenue, Employee Parking Facilities Project, AMT, RB
4.000%, 09/01/2024	200	201
4.000%, 09/01/2025	410	411
4.000%, 09/01/2026	425	428

		1,040

Illinois — 5.4%
Berwyn, Ser A, GO
5.000%, 12/01/2024	820	830
Chicago Heights, Olympic Village Apartments Project, RB, FHA/GNMA
2.875%, 08/01/2027 (A)	2,000	1,932
Chicago, Park District, Ser B, GO
5.000%, 01/01/2026	550	555
Chicago, Ser 2002B-REMK, GO
5.000%, 01/01/2025	1,000	1,014
Chicago, Ser A, GO
5.000%, 01/01/2024	1,900	1,914

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Ser C, GO
5.000%, 01/01/2024	$1,750	$1,763
Chicago, Special Assessment Revenue, Lakeshore East Project, SAB
1.990%, 12/01/2023 (C)	280	275
Cook County, School District No. 233 Homewood-Flossmoor, GO
4.000%, 12/01/2023	1,540	1,547
4.000%, 12/01/2024	1,605	1,618
Cook County, School District No. 87 Berkeley, GO, AGM
5.000%, 12/01/2024	500	515
Geneva City, GO
4.000%, 02/01/2026	400	408
Granite, Solid Waste Disposal, Waste Management Project, AMT, RB
1.250%, 05/01/2027	4,100	3,605
Illinois State, Finance Authority, Advocate Health Care, RB
Pre-Refunded @ 100
5.000%, 06/01/2023 (E)	600	602
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.385%, 11/01/2034 (A)	1,970	1,965
Illinois State, Finance Authority, Health Care System Project, RB
5.000%, 05/15/2050 (A)	1,500	1,522
Illinois State, Finance Authority, University of Chicago Medical Center, Ser B-1, RB
5.000%, 08/15/2052 (A)	1,500	1,549
Illinois State, Finance Authority, University of Illinois Health Services, RB
5.000%, 10/01/2023	250	252
Illinois State, GO
5.500%, 07/01/2027	1,000	1,006
5.000%, 07/01/2023	420	421
5.000%, 08/01/2023	1,075	1,080
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	961
Illinois State, Housing Development Authority, Marshall Field Garden Apartment Homes, RB, FNMA
3.800%, 05/15/2050 (A)(F)	1,000	1,000
Illinois State, Housing Development Authority, Ser H, RB, GNMA/FNMA/FHLMC
3.470%, 10/01/2053 (A)	2,000	1,993
Illinois State, Ser A, GO
5.000%, 03/01/2023	1,000	1,000
5.000%, 03/01/2024	2,500	2,527

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser B, GO
5.000%, 05/01/2023	$1,000	$1,002
5.000%, 03/01/2024	4,250	4,296
Illinois State, Ser D, GO
5.000%, 11/01/2024	1,155	1,175
3.250%, 11/01/2026	13,710	13,398
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,519
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	100	104
Joliet, Waterworks & Sewerage Revenue, RB
5.000%, 01/01/2024	1,000	1,007
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2025	1,000	1,030
Sangamon, Logan & Menard Counties, Community Unit School District No. 15, Ser B, GO, BAM
5.000%, 12/01/2023	200	202
Waukegan, Water & Sewer System Revenue, RB, AGM
4.000%, 12/30/2023	250	251
West Chicago, Park District, Ser B, GO, BAM
3.000%, 12/01/2023	220	219

		56,057

Indiana — 3.6%
Evansville & Vanderburgh County, Building Authority, Lease Rental Revenue, GO, AGM
3.000%, 07/15/2023	200	199
3.000%, 01/15/2024	250	248
Fort Wayne, Redevelopment Authority, Grand Wayne Center Project, RB
4.000%, 02/01/2025	500	507
4.000%, 08/01/2025	810	825
Indiana State, Finance Authority, Indiana University Health, RB
2.250%, 12/01/2058 (A)	7,150	6,980
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,761
Indiana State, Housing & Community Development Authority, Bradford Lakes Apartments Project, RB
4.500%, 04/01/2025 (A)	3,000	3,013
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,000	1,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Ser D, AMT, RB
5.000%, 01/01/2026	$750	$756
Indianapolis, Local Public Improvement Bond Bank, Ser A, RB
5.000%, 06/01/2023	1,400	1,405
5.000%, 06/01/2025	650	672
Indianapolis, Local Public Improvement Bond Bank, Ser E, RB, AMBAC
0.000%, 02/01/2025 (B)	3,000	2,806
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B, RB
3.050%, 06/01/2025	10,465	10,341
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (A)	4,865	4,931

		35,474

Kansas — 1.1%
Kansas State, Department of Transportation, Ser C, RB
3.763%, 09/01/2024 (A)	2,500	2,501
3.663%, 09/01/2023 (A)	7,550	7,563
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,215	1,259
Reno County, Unified School District No. 308 Hutchinson, GO
3.000%, 09/01/2024	1,000	980

		12,303

Kentucky — 1.9%
Kentucky State, Asset Liability Commission, Ser A, RB
5.000%, 11/01/2024	2,430	2,498
Kentucky State, Housing Corporation, Cambridge Square Project, RB
0.300%, 08/01/2024 (A)	1,500	1,441
Kentucky State, Public Energy Authority, Ser A, RB
4.000%, 12/01/2049 (A)	7,500	7,504
Louisville & Jefferson County, Metropolitan Government & Health System, Norton Healtcare, Inc., RB
5.000%, 10/01/2047 (A)	1,000	1,004
Mercer County, Solid Waste Disposal Facility, AMT, RB
1.300%, 05/01/2023	6,000	5,969

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rural, Water Financing Agency, RB
0.400%, 05/01/2023	$2,135	$2,122

		20,538

Louisiana — 2.4%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.685%, 05/01/2043 (A)	1,985	1,938
0.600%, 05/01/2043 (A)	4,640	4,610
Louisiana State, Local Government Environmental Facilities & Community Development Authority, East Baton Rouge Sewerage, Sub-Ser, RB
0.875%, 02/01/2046 (A)	2,000	1,881
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,300	1,374
5.000%, 08/15/2027	1,000	1,075
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2007A, RB
1.650%, 09/01/2027 (A)	1,255	1,235
Louisiana State, Offshore Terminal Authority, Loop LLC Project, Ser 2013C, RB
1.650%, 09/01/2034 (A)	2,060	2,028
Louisiana State, Stadium & Exposition District, RB
4.000%, 07/03/2023	1,500	1,500
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	8,000	7,775
2.100%, 06/01/2037 (A)	3,000	2,915

		26,331

Maryland — 2.1%
Maryland State, Community Development Administration, Rosemont LP, Ser I, RB
4.375%, 01/01/2025 (C)	6,325	6,270
Maryland State, Community Development Administration, South Street Senior, LLC, Ser D, RB
3.150%, 07/01/2024	2,000	1,947
Maryland State, Community Development Administration, Woodside Gardens, Ser A, RB
1.330%, 01/01/2024 (C)	4,000	3,874

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical, RB
5.000%, 07/01/2045 (A)	$6,250	$6,406
Maryland State, Ser A-BID, GO
5.000%, 08/01/2025	3,000	3,141

		21,638

Massachusetts — 2.1%
Boston, Housing Authority, Ser B, RB
5.000%, 10/01/2023	350	354
5.000%, 04/01/2025	400	414
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2023	2,400	2,423
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	2,200	2,302
3.400%, 07/01/2049 (A)(C)	6,250	6,168
Massachusetts State, Development Finance Agency, Salem Heights II Preservation Accociates, Ser B, RB
0.250%, 07/01/2024 (A)	1,000	985
Massachusetts State, Development Finance Agency, Springfield College, RB
5.000%, 06/01/2024	1,015	1,024
Massachusetts State, Development Finance Agency, Waste Management Project, AMT, RB
1.250%, 05/01/2027 (C)	2,500	2,198
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	725	728
Massachusetts State, Development Finance Agency, Wellforce, Ser C, RB, AGM
5.000%, 10/01/2027	435	465
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2024	575	582
5.000%, 07/01/2025	850	870
5.000%, 07/01/2026	1,000	1,038
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
2.570%, 07/01/2042 (A)	1,325	1,325
Massachusetts State, Housing Finance Agency, Sustainability Bonds, Ser A, RB
0.450%, 12/01/2024	1,000	945
Massachusetts State, Ser B, GO
5.000%, 07/01/2023	1,270	1,278

		23,099

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 2.0%
Birmingham, School District, RB
4.000%, 05/01/2025	$1,080	$1,081
Carman-Ainsworth, Community Schools, GO
4.000%, 05/01/2023	1,225	1,226
Dearborn, School District, GO, BAM
3.000%, 05/01/2024	970	965
Detroit, Downtown, Development Authority, Catalyst Development Project, Ser A, TA, AGM
5.000%, 07/01/2023	585	588
Michigan State, Hospital Finance Authority, Ascension Health Care Project, RB
4.000%, 11/15/2047 (A)	3,825	3,820
Michigan State, Housing Development Authority, Cambridge Square of Flint Apartments, RB
1.500%, 11/01/2023 (A)	3,000	2,988
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	6,135	6,073
Saline, Area Schools, Ser III, GO, Q-SBLF
5.000%, 05/01/2024	1,050	1,072
Tender Option Bond Trust Receipts, Ser 2021-XF1115, RB
2.860%, 10/15/2051 (A)(C)	300	300
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	1,915	1,970

		20,083

Minnesota — 0.8%
Central Minnesota, Municipal Power Agency, Southern Twin Cities Transmission Project, RB, AGM
5.000%, 01/01/2024	285	289
Maple Grove, Health Care Facilities Revenue Refunding, Maple Grove Hospital, RB
5.000%, 05/01/2024	1,200	1,216
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	348
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	518
1.050%, 07/01/2026	1,145	1,046
0.950%, 01/01/2026	1,140	1,053
0.875%, 07/01/2025	1,130	1,055
0.800%, 01/01/2025	565	535
Minnesota State, Municipal Gas Agency, Ser A, RB
4.000%, 12/01/2024	1,500	1,500

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern Minnesota, Municipal Power Agency, Ser A, RB, NATL
0.000%, 01/01/2025 (B)	$1,410	$1,319

		8,879

Mississippi — 1.3%
Mississippi State, Business Finance, Chevron USA Project, Ser D, RB
1.850%, 12/01/2030 (A)	4,500	4,500
Mississippi State, Development Bank, Jasckson Sales Tax Revenue Infrastructure Project, RB
5.000%, 09/01/2023	855	862
Tender Option Bond Trust Receipts, Ser 2022-XF1135, RB
3.100%, 01/01/2053 (A)(C)	3,900	3,900
Warren County, Environmental Improvement Revenue, International Paper Co. Project, AMT, RB
1.600%, 08/01/2027 (A)	2,000	1,865
Warren County, Gulf Opportunity Zone Revenue, International Paper Co. Project, RB
1.375%, 08/01/2027 (A)	2,500	2,319

		13,446

Missouri — 1.6%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	611
Centeral Southwest Missouri, Ozarks Technical Community College, COP
5.000%, 03/01/2024	215	218
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT, RB
3.500%, 05/01/2038 (A)	9,650	9,497
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	510	537
Missouri State, Public Utilities Commission, RB
0.750%, 08/01/2023	5,000	4,922

		15,785

Nebraska — 0.8%
Gretna, COP
5.000%, 12/15/2025	2,000	2,060
Gretna, GO
5.000%, 12/15/2025	2,505	2,578

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser A, RB
0.600%, 01/01/2051 (A)	$4,200	$4,158

		8,796

New Jersey — 6.9%
Bayonne, GO, AGM
0.000%, 07/01/2023 (B)	1,000	988
Gloucester County, Improvement Authority, Rowan University Student Center Project, RB
0.600%, 03/01/2024	500	479
Hopewell, GO
4.000%, 09/27/2023	8,805	8,852
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2023	1,000	1,002
New Jersey State, Economic Development Authority, American Water Company, AMT, RB
1.150%, 06/01/2023	1,000	992
New Jersey State, Economic Development Authority, American Water Company, RB
1.000%, 06/01/2023	1,300	1,290
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,684
5.250%, 04/01/2027 (A)	3,320	3,552
5.000%, 06/15/2023	455	457
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2023	760	767
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.000%, 03/01/2025	1,590	1,591
4.050%, 09/01/2025 (A)	1,050	1,050
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GGG, RB
5.250%, 09/01/2023 (C)	3,500	3,530
New Jersey State, Economic Development Authority, Transit Corporation Project, Ser B, RB
5.000%, 11/01/2024	14,780	15,112
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,933

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Housing & Mortgage Finance Agency, New Brunswick Apartments, Ser C2, RB
3.125%, 02/01/2025 (A)	$5,620	$5,510
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 12/15/2024	3,000	3,070
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2025	2,000	2,008
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2023	1,345	1,364
New Jersey State, Transportation Trust Fund Authority, Ser D, RB
5.000%, 12/15/2023	500	506
New Jersey State, Turnpike Authority, Ser D1, RB
3.963%, 01/01/2024 (A)	1,550	1,553
Newark, Board of Education, GO
5.000%, 07/15/2024	600	612
Newark, Ser A, GO
5.250%, 07/15/2024	1,000	1,026
Newark, Ser A, GO, AGM
5.000%, 10/01/2024	1,500	1,540
Newark, Ser B, GO, AGM
5.000%, 10/01/2024	1,060	1,088
Newark, Ser D, GO
4.000%, 09/29/2023	1,500	1,501
Passaic, Ser A, GO
5.000%, 08/01/2024	695	710
5.000%, 08/01/2025	700	727
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2024	3,000	3,048

		70,542

New Mexico — 0.1%
Santa Fe, Public School District, GO
4.000%, 08/01/2024	600	606

New York — 10.3%
Amherst, Industrial Development Agency, RB, FHA/GNMA
3.900%, 04/01/2026 (A)	3,535	3,535
Greater Southern Tier, Board of Cooperative Educational Services District, RB
4.000%, 06/30/2023	10,655	10,651
Kenmore-Tonawanda, Union Free School District, GO
4.000%, 06/28/2023	3,855	3,860
Long Island, Power Authority, RB
4.013%, 05/01/2033 (A)	250	250

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2024	$1,245	$1,279
Long Island, Power Authority, Ser B, RB
1.650%, 09/01/2049 (A)	2,945	2,849
0.850%, 09/01/2050 (A)	2,000	1,856
Metropolitan New York, Transportation Authority, Ser D, RB
3.379%, 11/01/2035 (A)	2,700	2,687
Metropolitan New York, Transportation Authority, Sub-Ser C-1, RB
5.000%, 11/15/2027	1,290	1,316
Metropolitan New York, Transportation Authority, Sub-Ser, RB, AGM
3.599%, 11/01/2032 (A)	1,000	1,001
Monroe County, Industrial Development, Rochester Regional Health Project, RB
5.000%, 12/01/2023	400	403
5.000%, 12/01/2024	550	560
New York & New Jersey, Port Authority, Ser 226, AMT, RB
5.000%, 10/15/2025	2,000	2,061
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2024	740	752
New York City, Housing Development Authority, RB
3.400%, 11/01/2062 (A)	5,000	4,918
1.100%, 11/01/2059 (A)	12,500	12,058
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	3,000	2,749
New York City, Housing Development Authority, Ser S, RB
2.100%, 11/01/2058 (A)	375	373
New York City, Industrial Development Agency, Sustainability Bonds, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2024	750	759
New York City, Ser C, GO, AGC
4.200%, 10/01/2027 (A)	4,275	4,275
New York City, Sub-Ser A-4, GO, AGM
3.000%, 08/01/2026 (A)	1,450	1,450
New York State, Dormitory Authority, RB
5.000%, 10/01/2024	4,645	4,784
New York State, Housing Finance Agency, Sustainability Bonds, RB
3.450%, 05/01/2062 (A)	1,000	991
New York State, Housing Finance Agency, Sustainability Bonds, Ser E, RB
0.950%, 05/01/2025	2,110	1,962
0.850%, 11/01/2024	3,760	3,557
New York State, Housing Finance Agency, Sustainability Bonds, Ser J, RB
0.750%, 05/01/2025	3,500	3,295

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, Sustainability Bonds, Ser P, RB
1.600%, 11/01/2024	$4,645	$4,475
New York State, Transportation Development, Terminal 4 JFK International Airport, AMT, RB
5.000%, 12/01/2023	1,215	1,224
5.000%, 12/01/2026	1,000	1,039
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2023	1,800	1,820
5.000%, 12/01/2024	900	923
5.000%, 12/01/2025	800	832
5.000%, 12/01/2026	1,000	1,048
Onondaga County, Industrial Development Agency, Baldwinsville Senior Housing Preservation Project, Ser Senior HSG, RB
4.000%, 12/01/2024 (A)	5,950	5,949
Oyster Bay, GO
3.000%, 03/09/2023	4,000	4,000
South Huntington, Union Free School District, GO
4.000%, 06/28/2023	2,345	2,347
Tender Option Bond Trust Receipts, Ser 2021-XF1125, RB
2.860%, 05/15/2051 (A)(C)	200	200
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2024	5	5
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	3,000	3,144
Utility Debt Securitization Authority, Ser A, RB
5.000%, 06/15/2026	525	537
Yonkers, Ser A, GO
5.000%, 09/01/2023	1,000	1,009
Yonkers, Ser A, GO, BAM
5.000%, 09/01/2024	565	580
5.000%, 09/01/2025	750	783
Yonkers, Ser B, GO, BAM
5.000%, 10/15/2023	690	698
5.000%, 10/15/2024	500	514
5.000%, 10/15/2025	500	523

		105,881

North Carolina — 2.4%
Charlotte-Mecklenburg, Hospital Authority, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	999

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Charlotte-Mecklenburg, Hospital Authority, Ser E, RB
0.800%, 01/15/2048 (A)	$1,000	$934
Columbus County, Industrial Facilities & Pollution Control Financing Authority, International Paper Co. Project, RB
1.375%, 05/01/2034 (A)	1,000	928
North Carolina State, Housing Finance Agency, Ser 47, RB, GNMA/FNMA/FHLMC
0.250%, 01/01/2024	1,930	1,875
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/2024 (D)	19,075	19,345

		24,081

North Dakota — 0.3%
Cass County, Joint Water Resource District, Ser A, GO
0.480%, 05/01/2024	1,000	950
Larimore, GO
0.850%, 05/01/2024	1,700	1,619

		2,569

Ohio — 3.7%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,703
American Municipal Power, Combined Hydroelectric Project, RB
1.000%, 02/15/2048 (A)	1,465	1,403
American Municipal Power, Prairie State Energy Campus, RB
5.000%, 02/15/2024	995	1,011
American Municipal Power, Wapakoneta Project, RB
3.500%, 06/22/2023	1,000	999
Cleveland, Airport System Revenue, Ser A, AMT, RB
5.000%, 01/01/2025	910	927
Coshocton County, GO
2.875%, 07/07/2023	1,000	997
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase III Project, RB, FHA
4.000%, 06/01/2026 (A)	6,500	6,503
Dayton, School District, COP
3.000%, 12/01/2025	170	168
Lancaster, Port Authority, Ser A, RB
5.000%, 08/01/2049 (A)	3,700	3,774
Lorain County, Ser A, GO
2.500%, 05/03/2023	1,455	1,452
Newark, GO
4.000%, 09/26/2023	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, American Electric Company, AMT, RB
2.100%, 12/01/2027 (A)	$3,000	$2,882
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,490
Ohio State, Higher Educational Facility Commission, Xavier University Project, RB
5.000%, 05/01/2023	390	391
Ohio State, Housing Finance Agency, Post Oak Station, RB
3.350%, 07/01/2025 (A)	2,865	2,821
Ohio State, Ser A, RB
5.000%, 06/15/2024	600	614
Ohio State, University Hospital Project, RB
5.000%, 01/15/2024	200	203
Ohio State, University Hospital Project, Ser D, RB
5.000%, 01/15/2039 (A)	1,775	1,788
Port of Greater Cincinnati, Development Authority, Convention Center Hotel Acquisition & Demolition Project, Ser A, RB
3.000%, 05/01/2023	5,000	4,988
Sandusky, Ohio Justice Center Construction, GO
5.000%, 09/07/2023	1,000	1,003

		38,118

Oklahoma — 0.2%
Osage County, Industrial Authority, RB
2.000%, 09/01/2023	2,000	1,975

Oregon — 0.9%
Deschutes & Jefferson Counties, School District, GO
0.000%, 06/15/2024 (B)	485	464
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2025 (B)	1,685	1,562
0.000%, 06/15/2026 (B)	1,600	1,437
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (B)	250	222
Oregon State, Business Development Commission, Intel Corp. Project, Ser 232-RE, RB
2.400%, 12/01/2040 (A)	4,000	3,973
Port of Morrow, Ser A, GO
4.000%, 06/01/2023	300	300

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Portland, Airport Revenue, RB
5.000%, 07/01/2023	$275	$277
Salem Hospital, Facility Authority, RB
5.000%, 05/15/2025	130	130
Washington Multnomah & Yamhill Counties, Hillsboro School District No. 1J, GO
5.000%, 06/15/2026	2,000	2,129

		10,494

Pennsylvania — 5.1%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser D2-B-REMK, RB
3.220%, 11/15/2024 (A)	1,000	992
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
3.500%, 11/15/2047 (A)	3,000	2,918
Bethlehem, School District Authority, RB
3.399%, 07/01/2031 (A)	965	938
Kiski, School District, GO, BAM
5.000%, 03/01/2024	550	559
Lackawanna County, Industrial Development Authority, Scranton University, RB
5.000%, 11/01/2024	250	256
Lehigh County, General Purpose Authority, Lehigh Valley Academy, RB
4.000%, 06/01/2024	600	598
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	949
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
4.500%, 11/01/2035 (A)	1,000	991
Parkland, School District, Ser A, GO
4.000%, 02/01/2025	100	101
Pennsbury, School District, GO
4.000%, 08/01/2024	1,260	1,274
Pennsylvania State, Economic Development Financing Authority, PPL Electric Utilities, RB
0.400%, 10/01/2023	1,700	1,657
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, AMT, RB
3.200%, 06/01/2041 (A)	500	488
1.750%, 08/01/2038 (A)	7,250	6,998
Pennsylvania State, GO
5.000%, 10/01/2024	2,750	2,832

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Abington Memorial Hospital Obligation Group, Ser A, RB
5.000%, 06/15/2023	$6,140	$6,169
Pennsylvania State, Housing Finance Agency, RB
1.500%, 07/01/2024 (A)	4,000	3,969
1.250%, 02/01/2025 (A)	4,000	3,893
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,225
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2024	1,570	1,589
4.000%, 12/01/2025	820	835
3.400%, 12/01/2023 (A)	2,500	2,502
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2025	1,000	1,051
Pennsylvania State, Turnpike Commission, Ser A-2, RB
5.000%, 12/01/2024	35	36
Philadelphia, School District, Ser 2020, GO
5.000%, 09/01/2023	3,000	3,023
Pittsburgh, Water & Sewer Authority, Ser C, RB, AGM
3.450%, 09/01/2040 (A)	2,000	2,001
Southcentral Pennsylvania, General Authority, RB
5.000%, 05/01/2023	135	135
University of Pittsburgh, Commonwealth System of Higher Education, RB
3.160%, 02/15/2024 (A)	2,850	2,847
Wilkes-Barre, Finance Authority, University of Scranton, Ser A, RB
5.000%, 11/01/2024	475	486

		51,312

Puerto Rico — 0.0%
Puerto Rico, Industrial Tourist Educational Medical & Enviromental Control Facilities Financing Authority, RB
5.000%, 07/01/2024	140	142

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building, RB
4.500%, 05/15/2023	2,000	2,004

South Carolina — 0.1%
South Carolina, Ports Authority, AMT, RB
5.000%, 07/01/2024	525	534

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 0.3%
Greeneville, Health & Educational Facilities Board, Ballad Health Obligation Group, RB
5.000%, 07/01/2024	$1,000	$1,004
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB
3.950%, 12/01/2027 (A)	500	498
Tennergy, Gas Revenue, Ser A, RB
5.500%, 12/01/2027	750	785
5.250%, 12/01/2026	700	720
4.000%, 09/01/2024	500	499

		3,506

Texas — 9.6%
Alvin, Independent School District, Ser B, GO, PSF-GTD
0.450%, 02/15/2036 (A)	2,000	1,966
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	335
Arlington, Housing Finance, RB
3.500%, 11/01/2043 (A)	11,000	10,928
Beaumont, GO
5.000%, 03/01/2024	265	269
Cameron County, Housing Finance, RB
3.500%, 12/01/2024 (A)	1,000	995
Central Texas, Regional Mobility Authority, Ser F, RB
5.000%, 01/01/2025	1,500	1,524
Clear Creek, Independent School District, GO, PSF-GTD
0.280%, 02/15/2038 (A)	1,000	941
Clifton, Higher Education Finance, Ser A, RB
5.000%, 08/15/2024	350	356
Coastal Bend, Health Facilities, Ser B, RB, AGM
3.850%, 07/01/2031 (A)	2,125	2,125
Cypress-Fairbanks, Independent School District, Ser B, GO, PSF-GTD
0.280%, 02/15/2040 (A)	1,365	1,288
Dallas, Hotel Occupancy Tax Revenue, RB
5.000%, 08/15/2024	505	515
Dallas-Fort Worth, International Airport Revenue, RB
5.000%, 11/01/2024	1,500	1,543
Dallas-Fort Worth, International Airport Revenue, Ser A, RB
5.000%, 11/01/2026	1,250	1,334
5.000%, 11/01/2027	1,750	1,901

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas-Fort Worth, International Airport, Joint Revenue Refunding, Ser A, RB
5.000%, 11/01/2024	$1,000	$1,029
Denton, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
2.000%, 08/01/2023 (A)(E)	1,985	1,974
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
0.875%, 08/01/2050 (A)	780	727
0.720%, 08/01/2051 (A)	860	772
Galveston, Public Facility, The Oleanders at Broadway, RB
0.470%, 08/01/2025 (A)	1,500	1,421
Georgetown, Independent School District, Ser B-REMK, GO, PSF-GTD
2.500%, 08/01/2044 (A)	1,280	1,274
Hale Center, Education Facilities, Wayland Baptist University Project, RB
5.000%, 03/01/2024	850	858
5.000%, 03/01/2025	450	457
Harlandale, Independent School District, GO, BAM
2.000%, 08/15/2040 (A)	3,135	3,070
Harris County, Cultural Education Facilities Finance, Memorial Hermann Health System, RB
5.000%, 06/01/2032 (A)	1,625	1,663
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
0.900%, 05/15/2050 (A)	1,000	930
Harris County, Health Facilities Development, Christus Health Project, Ser A, RB, AGM
3.800%, 07/01/2031 (A)	2,800	2,800
Housing Synergy PFC, Multifamily Housing, Villages of Westlake Apartments, RB
3.500%, 08/01/2025 (A)	1,753	1,739
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2023	390	393
5.000%, 09/01/2025	295	302
Houston, Independent School District, GO, PSF-GTD
3.500%, 06/01/2039 (A)	9,590	9,548
Irving, Hospital Authority, Baylor Scott & White Medical Center, RB
3.900%, 10/15/2044 (A)	1,275	1,275
Katy, Independent School District, GO, PSF-GTD
1.500%, 08/15/2050 (A)	1,000	971

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kilgore, Independent School District, GO, PSF-GTD
2.000%, 02/15/2052 (A)	$2,190	$2,102
Midland County, Public Facility, RB
0.350%, 06/01/2024 (A)	1,000	989
Midlothian, Independent School District, Ser C, GO, PSF-GTD
2.000%, 08/01/2051 (A)	2,000	1,947
New Caney, Independent School District, GO, PSF-GTD
1.250%, 02/15/2050 (A)	1,305	1,257
North Hays County, Municipal Utility District No. 1, GO, BAM
3.000%, 08/15/2023	315	314
3.000%, 08/15/2024	325	323
3.000%, 08/15/2025	335	331
Odessa, Housing Finance, Vera Odessa Apartment Project, RB, FHA
0.350%, 09/01/2023 (A)	1,500	1,500
Odessa, Junior College District, RB, AGM
4.000%, 07/01/2024	325	328
Port Arthur, Port Authority, RB, BAM
5.000%, 02/15/2026	200	210
Prosper, Independent School District, GO, PSF-GTD
3.000%, 02/15/2053 (A)	3,045	3,012
San Antonio, Electric & Gas Systems Revenue, RB
3.670%, 02/01/2048 (A)	2,500	2,500
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
1.750%, 02/01/2033 (A)	8,705	8,438
San Antonio, Housing Trust Finance, Echo East Apartments, Ser A, RB, FNMA
0.500%, 05/01/2024	1,190	1,151
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	993
San Antonio, Water System, Ser B-REM, RB
3.450%, 05/01/2044 (A)	6,850	6,836
San Antonio, Water System, Ser Junior A, RB
2.625%, 05/01/2049 (A)	1,900	1,878
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,000	1,044
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,401

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tender Option Bond Trust Receipts, Ser 2021-XF1109, RB
3.100%, 07/01/2061 (A)(C)	$1,000	$1,000
Texas State, Department of Housing & Community Affairs, RB
0.700%, 08/01/2040 (A)	1,830	1,801
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.895%, 12/15/2026 (A)	1,160	1,152
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.838%, 09/15/2027 (A)	3,060	3,021
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2023	500	502
Texas State, Municipal Power Agency, RB, AGM
3.000%, 09/01/2023	1,400	1,396
Williamson County, Municipal Utility District No. 19a, Ser A, GO, BAM
4.500%, 08/15/2023	235	236
4.500%, 08/15/2024	245	249
4.500%, 08/15/2025	250	258

		103,392

Utah — 0.1%
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,335
Vineyard Redevelopment Agency, TA, AGM
5.000%, 05/01/2023	400	401

		1,736

Virginia — 1.7%
Chesapeake Bay, Bridge & Tunnel District, RB, BAN
5.000%, 11/01/2023	3,500	3,533
Halifax County, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 12/01/2041 (A)	2,000	1,933
Louisa, Industrial Development Authority, Virginia Electric & Power Project, RB
1.650%, 11/01/2035 (A)	5,500	5,315
Louisa, Industrial Development Authority, Virginia Electric & Power Project, Ser 2008A, RB
1.900%, 11/01/2035 (A)	6,050	6,015
Virginia State, Port Authority, Commonwealth Port Fund, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2025 (E)	500	515

		17,311

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 1.2%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
3.000%, 11/01/2045 (A)	$6,000	$5,843
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser S, RB
3.250%, 11/01/2045 (A)	1,525	1,525
King County, School District No. 405 Bellevue, GO
5.000%, 12/01/2024	2,500	2,585
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,500	1,568
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	906
Washington State, Higher Education Facilities Authority, Seattle University Project, RB
5.000%, 05/01/2023	125	125
5.000%, 05/01/2024	160	162

		12,714

West Virginia — 1.1%
West Virginia, Economic Development Authority, Appalachian Power Amos Project, RB
2.550%, 03/01/2040 (A)	2,515	2,463
West Virginia, Economic Development Authority, RB
3.750%, 12/01/2042 (A)	10,000	9,853

		12,316

Wisconsin — 4.1%
Clayton Town, Winnebago County, Ser B, RB
2.000%, 06/01/2026	1,155	1,074
Eau Claire, Area School District, RB
4.000%, 06/21/2023	3,500	3,501
Fort Atkinson, School District, RB
4.000%, 06/22/2023	1,000	1,000
Precision Metalforming Association, Levy & Aid Anticipation Notes Program, Ser A, RB
4.000%, 03/01/2023	1,000	1,000
4.000%, 04/19/2023	1,000	1,000
Precision Metalforming Association, Levy & Aid Anticipation Notes Program, Ser B, RB
4.000%, 04/05/2023	550	550
4.000%, 08/24/2023	500	501

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	$1,000	$1,052
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,157
0.650%, 03/01/2025	1,700	1,599
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.500%, 11/01/2050 (A)	600	560
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	994
Wisconsin State, Public Finance Authority, Waste Management Project, AMT, RB
1.100%, 07/01/2029 (A)	10,550	9,504
1.100%, 04/01/2033 (A)	3,000	2,703
Wisconsin State, Ser 1, GO
5.000%, 05/01/2024	6,500	6,640
5.000%, 05/01/2027	8,425	9,151

		41,986

Total Municipal Bonds
(Cost $1,062,564) ($ Thousands)		1,036,380

Total Investments in Securities — 99.4%
(Cost $1,062,564) ($ Thousands)		$1,036,380

Percentages are based on Net Assets of $1,042,828 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $41,487 ($ Thousands), representing 4.0% of the Net Assets of the Fund.

(D)	Security is escrowed to maturity.
(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(F)	Securities are held in connection with a letter of credit issued by a major bank.

As of February 28, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

California Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
California — 98.7%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	$1,390	$1,427
5.000%, 09/02/2025	990	1,035
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,094
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,161
5.000%, 02/01/2028	4,000	4,416
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,970
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	448
5.000%, 04/01/2030	425	481
5.000%, 04/01/2031	470	540
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2025	400	419
California State, Educational Facilities Authority, University of Redlands Project, Ser A, RB
5.000%, 10/01/2023 (B)	830	839
California State, GO
5.000%, 08/01/2026	6,000	6,405
5.000%, 08/01/2027	3,000	3,209
5.000%, 08/01/2028	2,665	2,921
5.000%, 08/01/2031	5,000	5,481

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/01/2031	$7,500	$8,698
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,381
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2027	1,500	1,643
California State, Health Facilities Financing Authority, City of Hope Project, RB
5.000%, 11/15/2027	1,200	1,230
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
5.000%, 11/15/2024	1,000	1,001
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,532
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,608
California State, Health Facilities Financing Authority, Stanford Health Care, RB
3.000%, 08/15/2054 (A)	2,000	1,995
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,096
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
5.000%, 11/15/2026	500	535
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	950	938
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,421	1,415
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,495
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, Ser B, RB
5.000%, 11/01/2029	2,125	2,423
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	587
5.000%, 11/01/2032	850	928

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2024	$500	$507
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,127
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,022
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2025	500	511
5.000%, 07/01/2027	1,170	1,229
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	466
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,266
California State, Municipal Finance Authority, Linxs APM Project, AMT, RB
5.000%, 12/31/2028	1,000	1,057
5.000%, 06/30/2029	1,300	1,375
5.000%, 12/31/2029	1,000	1,058
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	500	520
5.000%, 06/01/2026	310	329
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	760
5.000%, 05/15/2030	900	985
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	522
California State, Municipal Finance Authority, Waste Management Project, Ser A, RB
1.300%, 02/01/2039 (A)(C)	2,000	1,910
California State, Pollution Control Financing Authority, Waste Management Project, AMT, RB
2.500%, 11/01/2038 (A)	1,125	1,110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Public Works Board, Various Capital Projects, Ser B, RB
5.000%, 10/01/2028	$2,005	$2,204
California State, School Finance Authority, Aspire Public Schools, RB
5.000%, 08/01/2023 (C)	760	763
5.000%, 08/01/2023 (B)(C)	65	65
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2023	500	504
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,532
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	942
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,203
California State, University Systemwide, Ser B-2-REMK, GO
0.550%, 11/01/2049 (A)	3,000	2,619
California State, Various Purpose, GO
5.000%, 11/01/2026	5,000	5,365
5.000%, 03/01/2029	1,300	1,468
5.000%, 10/01/2030	1,230	1,401
California State, Various Purpose, Group B, GO
5.000%, 09/01/2026	2,000	2,139
Carlsbad, Unified School District, Ser B, GO
6.000%, 05/01/2034	2,750	2,829
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,239
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,037
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,360	1,193
Fresno, Joint Powers Financing Authority, Master Lease Project, Ser A, RB, AGM
5.000%, 04/01/2025	1,500	1,560
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2025 (B)	3,365	3,510
5.000%, 06/01/2026 (B)	1,500	1,601
5.000%, 06/01/2027 (B)	5,000	5,455

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, COP, AGM
5.000%, 09/01/2029	$2,275	$2,520
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	752
5.000%, 11/01/2025	1,000	1,052
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	643
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,033
5.000%, 05/01/2026	500	525
Lancaster, Redevelopment Agency Successor Agency, Combined Redevelopment Project Areas, TA, AGM
5.000%, 08/01/2024	435	444
5.000%, 08/01/2025	570	595
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,063
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,155
5.000%, 05/15/2027	2,000	2,129
Long Beach, Harbor Revenue, Ser C, AMT, RB
5.000%, 05/15/2026	2,370	2,467
Long Beach, Marina Revenue, RB
5.000%, 05/15/2023	700	702
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	633
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,061
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser D, RB
5.000%, 05/15/2025	1,170	1,220
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,656
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser A, AMT, RB
5.000%, 05/15/2032	2,680	2,981

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser D, AMT, RB
5.000%, 05/15/2026	$1,000	$1,040
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2027	7,990	8,418
5.000%, 05/15/2028	1,000	1,069
5.000%, 05/15/2029	3,000	3,251
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	460
5.000%, 07/01/2034	545	651
5.000%, 07/01/2035	1,210	1,425
Los Angeles, Harbor Department, Ser A, RB
5.000%, 08/01/2025	1,000	1,049
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2025	1,000	1,044
5.000%, 07/01/2026	1,000	1,070
5.000%, 07/01/2029	3,940	4,487
5.000%, 07/01/2031	5,000	5,832
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,108
Northern California, Energy Authority, Ser A, RB
4.000%, 07/01/2049 (A)	3,000	3,002
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	1,205	1,143
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,129
Pittsburg, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,022
Redlands, Unified School District, San Bernadino County, GO
5.000%, 07/01/2028	1,000	1,096
Riverside County, Redevelopment Successor Agency, Jurupa Valley Redevelopment Project, TA
5.000%, 10/01/2025	560	585
5.000%, 10/01/2026	500	532
Riverside, Unified School District, Ser B, GO
4.000%, 08/01/2028	1,000	1,047
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2025	1,000	1,046

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	$1,000	$1,067
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	911
Sacramento, Municipal Utility District, Ser I, RB
5.000%, 08/15/2028	1,000	1,120
Sacramento, Redevelopment Agency Successor Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,029
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	500	513
5.000%, 07/01/2026	400	416
5.000%, 07/01/2027	500	527
5.000%, 07/01/2028	1,000	1,054
5.000%, 07/01/2031	5,000	5,472
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,235
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,087
San Diego, Public Facilities Financing Authority, Capital Improvement Projects, Ser A, RB
5.000%, 10/15/2029	300	341
5.000%, 10/15/2030	400	463
San Diego, Regional Building Authority, County Operations Center Project, Ser A, RB
5.000%, 10/15/2027	1,000	1,058
San Diego, Unified School District, Ser E-2, GO
5.000%, 07/01/2031	1,000	1,180
San Francisco Bay Area, Rapid Transit District, Ser C-1, GO
4.000%, 08/01/2031	2,000	2,154
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,582
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2025	1,000	1,042

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser B, RB
5.000%, 05/01/2031	$2,500	$2,916
5.000%, 05/01/2032	2,500	2,909
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,023
5.000%, 03/01/2026	1,780	1,843
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser B, RB
5.000%, 03/01/2029	500	560
5.000%, 03/01/2030	700	798
5.000%, 03/01/2031	860	996
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,092
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	983
3.000%, 08/01/2033	2,580	2,450
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,503
Solano County, COP
5.000%, 11/01/2025	700	737
Southern California, Public Power Authority, Milford Wind Corridor, Phase II Project, RB
5.000%, 07/01/2030	800	928
Southern California, Public Power Authority, Natural Gas Project, Ser A, RB
5.250%, 11/01/2025	2,930	3,019
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,059
5.000%, 09/01/2027	1,000	1,062
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	607
4.000%, 08/01/2028	435	456
4.000%, 08/01/2029	735	779
4.000%, 08/01/2030	1,320	1,404
Tuolumne, Wind Project Authority, Wind Project, Ser A, RB
5.000%, 01/01/2026	1,000	1,059
Tustin, Unified School District, Community Facilities District #97-1, Special Tax
5.000%, 09/01/2023	1,000	1,008
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	550

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	$2,000	$2,045
University of California, Ser S, RB
5.000%, 05/15/2033	1,110	1,312
Upland, Community Redevelopment Agency Successor Agency, Community Development Project, TA
5.000%, 09/01/2025	1,280	1,337
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,057
5.000%, 04/01/2028	2,000	2,130
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,329

Total Municipal Bonds
(Cost $273,493) ($ Thousands)		258,073

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	457,291	457

Total Cash Equivalent
(Cost $457) ($ Thousands)		457

Total Investments in Securities — 98.9%
(Cost $273,950) ($ Thousands)		$258,530

Percentages are based on Net Assets of $261,404 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $2,738 ($ Thousands), representing 1.0% of the Net Assets of the Fund.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	258,073	–	258,073
Cash Equivalent	457	–	–	457
Total Investments in Securities	457	258,073	–	258,530

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$591	$30,075	$(30,209)	$—	$—	$457	$31	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Massachusetts Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
Massachusetts — 98.6%
Boston, Ser A, GO
4.000%, 11/01/2031	$1,500	$1,640
Hingham, GO
4.000%, 02/15/2030	340	362
4.000%, 02/15/2031	320	340
Lowell, GO
5.000%, 09/01/2027	1,520	1,659
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	589
5.250%, 07/01/2031	750	900
5.000%, 07/01/2026	1,000	1,067
5.000%, 07/01/2027	1,500	1,635
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,172
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2029	1,000	1,064
5.000%, 08/01/2030	1,315	1,528
5.000%, 02/01/2032	1,000	1,186
5.000%, 02/01/2033	1,000	1,203
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	904
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2027	1,000	1,069
Massachusetts State, Department of Transportation, Ser A, RB
5.000%, 01/01/2029	1,000	1,124
Massachusetts State, Department of Transportation, Sub-Ser C, RB
5.000%, 01/01/2027	1,020	1,100
Massachusetts State, Development Finance Agency, Babson College Project, RB
5.000%, 10/01/2033	1,115	1,244

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	$200	$201
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,138
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health Project, RB
5.000%, 07/01/2028	585	634
Massachusetts State, Development Finance Agency, Boston College, Ser U, RB
5.000%, 07/01/2029	1,000	1,133
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	208
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser S, RB
5.000%, 10/01/2029	1,000	1,114
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	518
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H, RB
5.000%, 07/01/2024	500	508
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	525
Massachusetts State, Development Finance Agency, CareGroup Project, Ser J, RB
5.000%, 07/01/2024	500	508
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	212
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,067
Massachusetts State, Development Finance Agency, Harvard University, RB
5.000%, 11/15/2032	1,000	1,204
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	764
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,017

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Massachusetts Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Milton Academy, Ser A, RB
5.000%, 03/01/2028	$400	$438
Massachusetts State, Development Finance Agency, Northeastern University, Ser A, RB
5.000%, 10/01/2025	970	1,017
Massachusetts State, Development Finance Agency, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,112
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	511
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	404
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2024	850	862
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,050
Massachusetts State, Development Finance Agency, Wellforce, Ser A, RB
5.000%, 07/01/2023	700	703
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	228
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	901
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	407
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	579
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	474
5.000%, 07/01/2032	440	508
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,048
5.000%, 07/01/2029	840	902

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	$1,000	$1,055
5.000%, 07/01/2028	1,250	1,336
5.000%, 07/01/2029	500	541
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,044
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,071
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	532
Massachusetts State, Ser B, GO
5.000%, 07/01/2026	1,000	1,069
5.000%, 07/01/2027	1,000	1,090
5.000%, 01/01/2028	1,500	1,651
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,967
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	1,000	1,098
5.000%, 09/01/2028	1,000	1,117
5.000%, 11/01/2030	1,000	1,161
5.000%, 11/01/2031	345	400
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/2028	1,000	1,116
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/2030	1,500	1,705
University of Massachusetts, Building Authority, UMass Project, RB
5.000%, 11/01/2026	1,000	1,074
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,299
Worcester, GO
4.000%, 02/15/2030	285	300

Total Municipal Bonds
(Cost $66,531) ($ Thousands)		63,307

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	333,272	$333

Total Cash Equivalent
(Cost $333) ($ Thousands)		333

Total Investments in Securities — 99.1%
(Cost $66,864) ($ Thousands)		$63,640

Percentages are based on Net Assets of $64,233 ($ Thousands).

**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	63,307	–	63,307
Cash Equivalent	333	–	–	333
Total Investments in Securities	333	63,307	–	63,640

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$-	$13,888	$(13,555)	$—	$—	$333	$11	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

New Jersey Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
Delaware — 3.2%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,119
5.000%, 01/01/2030	180	205
5.000%, 01/01/2031	115	133
5.000%, 01/01/2032	225	264
5.000%, 01/01/2033	225	263
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	1,000	1,014

		2,998

New Jersey — 79.3%
Bayonne, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	843
Bergen County, GO
3.000%, 07/15/2029	1,000	997
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,264
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,011
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	434
5.000%, 01/15/2026	1,820	1,915
Carlstadt, School District, GO
5.000%, 05/01/2025	500	510
Edison, GO
3.000%, 03/15/2033	1,635	1,593
Essex County, GO
5.000%, 08/01/2025	2,500	2,616
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	$500	$522
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,036
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	500	531
Jersey City, Redevelopment Agency, RB
4.000%, 12/15/2031	1,000	1,056
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	131
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	428
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,159
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,924
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	650	728
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,063
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser II, RB
5.000%, 03/01/2025	2,500	2,502
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,214
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,370
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,039
5.000%, 07/01/2033	350	401
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,039

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	$1,360	$1,458
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,043
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,965
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	780
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Health System, RB
5.000%, 07/01/2031	725	825
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Heath System, RB
5.000%, 07/01/2026	1,000	1,056
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,122
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2023	1,000	1,004
5.000%, 07/01/2031	1,080	1,141
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
5.000%, 07/01/2027	1,000	1,060
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2025	1,000	1,036
5.000%, 07/01/2032	1,225	1,395
5.000%, 07/01/2045 (A)	1,500	1,576
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,391
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
5.000%, 07/01/2026	940	954
New Jersey State, Health Care Facilities Financing Authority, Virtua Health, RB
Pre-Refunded @ 100
5.000%, 01/01/2024 (B)	60	61

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	$675	$730
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	762
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	532
New Jersey State, Housing & Mortgage Finance Agency, Single Family Housing, AMT, RB
3.250%, 04/01/2025	765	752
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	219
5.000%, 07/01/2029	270	302
5.000%, 07/01/2030	260	290
5.000%, 07/01/2031	375	417
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,579
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	2,055	2,096
4.000%, 06/15/2035	500	505
4.000%, 06/15/2036	415	415
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2031	3,345	3,632
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2030	1,000	1,087
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,536
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,097
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,034
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	1,000	1,062
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,526
5.000%, 01/01/2029	960	1,055
Ocean County, Ser A, GO
5.000%, 08/01/2027	700	733

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, Paterson Project, RB
5.000%, 06/15/2024	$315	$322
5.000%, 06/15/2025	250	260
5.000%, 08/01/2027	545	571
Rutgers State University, Ser M, RB
5.000%, 05/01/2027	1,000	1,058
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	552
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023 (C)	265	267
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	534
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	536
Tobacco Settlement Financing, Ser B, RB
3.200%, 06/01/2027	5	5
Verona, Board of Education, GO
5.000%, 03/01/2025	500	517

		75,595

New York — 13.1%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 10/15/2029	4,000	4,103
5.000%, 11/01/2032	2,415	2,644
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2025	2,000	2,020
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,380
4.000%, 07/15/2036	1,325	1,320

		12,467

Pennsylvania — 3.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,450	1,575
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2029	1,225	1,367

		2,942

Total Municipal Bonds
(Cost $98,111) ($ Thousands)		94,002

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	591,952	$592

Total Cash Equivalent
(Cost $592) ($ Thousands)		592

Total Investments in Securities — 99.2%
(Cost $98,703) ($ Thousands)		$94,594

Percentages are based on Net Assets of $95,375 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	94,002	–	94,002
Cash Equivalent	592	–	–	592
Total Investments in Securities	592	94,002	–	94,594

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,992	$23,480	$(24,880)	$—	$—	$592	$58	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

New York Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.5%
New York — 97.5%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	$900	$976
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	442
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,065
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	366
5.000%, 08/01/2027	275	292
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	537
Dutchess County, Local Development, Nuvance Health, Ser B, RB
5.000%, 07/01/2026	1,000	1,031
Essex County, Industrial Development Agency, AMT, RB
2.100%, 03/01/2027 (A)	525	504
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	707
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	842
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,287
Long Island, Power Authority, RB
5.000%, 09/01/2026	1,000	1,070
5.000%, 09/01/2027	1,000	1,094
1.000%, 09/01/2025	1,000	923
Long Island, Power Authority, Ser A, RB
5.000%, 09/01/2027	1,000	1,094

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	$1,500	$1,592
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	3,000	3,171
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,068
5.000%, 11/15/2026	1,000	1,020
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2026	1,000	1,064
Monroe County, Industrial Development Authority, University of Rochester Project, RB
5.000%, 07/01/2025	750	781
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	1,050	1,115
Nassau County, Interim Finance Authority, Ser A, RB
5.000%, 11/15/2030	2,160	2,531
4.000%, 11/15/2032	1,000	1,108
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,054
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,092
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,501
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2024	2,000	2,019
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,664
New York City, Housing Development Authority, RB, FHA
0.600%, 05/01/2061 (A)	500	458
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,078
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,918
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,086
New York City, Ser C, GO
5.000%, 08/01/2032	3,345	3,817

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Ser C-1, GO
5.000%, 08/01/2027	$1,000	$1,085
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,116
New York City, Sub-Ser I, GO
5.000%, 04/01/2028	1,405	1,542
5.000%, 04/01/2030	675	768
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S-1, RB
5.000%, 07/15/2028	1,080	1,175
5.000%, 07/15/2031	1,000	1,168
New York City, Water & Sewer System, RB
5.000%, 06/15/2031	2,000	2,342
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
5.000%, 07/01/2026	1,000	1,032
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2027	500	544
5.000%, 07/01/2030	1,095	1,237
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2026	1,720	1,836
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2023	1,000	1,005
5.000%, 07/01/2024	1,000	1,022
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	495	529
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,179
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026	1,000	1,067
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	807
New York State, Dormitory Authority, Ser 1, RB
5.000%, 01/15/2027	1,000	1,076
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/2025	500	522
5.000%, 07/01/2026	1,100	1,163
5.000%, 03/15/2028	905	921
5.000%, 10/01/2029	2,500	2,723

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser A, RB, AGM
5.000%, 10/01/2030	$1,200	$1,361
New York State, Dormitory Authority, Ser C, RB
5.000%, 03/15/2026 (B)	2,400	2,550
New York State, Dormitory Authority, Ser E, RB
5.000%, 03/15/2026 (B)	2,750	2,921
5.000%, 03/15/2032	1,500	1,769
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,603
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	877
New York State, Dormitory Authority, State University Dormitory Facilities Project, RB
5.000%, 07/01/2025	1,000	1,044
New York State, Mortgage Agency, Ser 189, AMT, RB
3.250%, 10/01/2025	2,500	2,468
New York State, Mortgage Agency, Ser 232, AMT, RB
5.000%, 04/01/2029	1,700	1,805
New York State, Thruway Authority, Ser B, RB
5.000%, 01/01/2029	1,100	1,229
New York State, Thruway Authority, Ser K, RB
5.000%, 01/01/2030	745	768
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	2,030
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.000%, 12/01/2032	1,000	1,085
New York State, Transportation Development, JFK International Airport Project, RB
5.000%, 12/01/2030	1,000	1,102
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,291
New York State, Transportation Development, Terminal 4 JFK International Airport, RB
5.000%, 12/01/2025	1,000	1,040

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Urban Development, RB
5.000%, 03/15/2025 (B)	$5	$5
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	1,615	1,845
Onondaga Civic Development, Syracuse University Project, Ser A, RB
5.000%, 12/01/2029	600	684
Oyster Bay, GO, AGM
4.000%, 03/01/2028	825	872
Oyster Bay, GO, BAM
4.000%, 11/01/2026	800	831
Schenectady County, Capital Resource, Union College Project, RB
5.000%, 07/01/2032	700	817
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,268
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,058
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 11/15/2024	1,250	1,289
5.000%, 11/15/2026	3,000	3,205
5.000%, 05/15/2035	500	579
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2025	750	769
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2025	260	266
5.000%, 07/01/2026	300	311
Westchester County, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	1,833

Total Municipal Bonds
(Cost $119,626) ($ Thousands)		114,806

	Shares
CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	1,609,423	1,609

Total Cash Equivalent
(Cost $1,609) ($ Thousands)		1,609

Total Investments in Securities — 98.9%
(Cost $121,235) ($ Thousands)		$116,415

Percentages are based on Net Assets of $117,666 ($ Thousands).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	114,806	–	114,806
Cash Equivalent	1,609	–	–	1,609
Total Investments in Securities	1,609	114,806	–	116,415

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$314	$48,745	$(47,450)	$—	$—	$1,609	$69	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Pennsylvania Municipal Bond Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.2%
Pennsylvania — 98.2%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	$1,325	$1,438
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	572
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	550	576
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,678
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2029	2,000	2,203
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,111
Allegheny County, Ser C-75, GO
5.000%, 11/01/2024	750	773
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,934
Berks County, Industrial Development Authority, Health Care Facilities, The Highlands At Wyomissing, RB
5.000%, 05/15/2033	525	518
Bethel Park, School District, GO
5.000%, 08/01/2027	1,000	1,060
Chester County, GO
4.000%, 07/15/2029	300	319
4.000%, 07/15/2030	250	265
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2028	175	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 09/01/2029	$375	$420
Chester County, School Authority, Chester County Intermediate Unit Project, RB
5.000%, 03/01/2028	1,000	1,051
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	873
Dallastown Area, School District, GO
5.000%, 04/15/2026	1,000	1,035
Daniel Boone Area, School District, GO
5.000%, 04/01/2026	780	807
Daniel Boone Area, School District, GO
Pre-Refunded @ 100
5.000%, 04/01/2025 (A)	220	228
Dauphin County, General Authority, Pinnacle Health System Project, RB
5.000%, 06/01/2024	600	610
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	507
5.000%, 07/01/2028	500	508
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	655
5.000%, 11/01/2026	425	455
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,110
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,412
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,096
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	668
Fairview, School District, GO, BAM
5.000%, 09/15/2029	500	565
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (B)	1,000	1,043
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,032
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,025
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	805
5.000%, 11/01/2028	1,360	1,423

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, University of Pennsylvania Health System, Ser B, RB
5.000%, 08/15/2026	$500	$529
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	415
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,204
Lehigh County, Lehigh Valley Health, Ser A, RB
5.000%, 07/01/2024	1,300	1,324
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (B)	1,700	1,530
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	1,001
Mifflin County, School District, Ser A, GO, BAM
5.000%, 09/01/2025	1,885	1,943
5.000%, 09/01/2026	690	713
5.000%, 09/01/2027	660	682
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	517
5.000%, 09/01/2028	1,500	1,622
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	750
Montgomery County, Ser C, GO
5.000%, 09/01/2030	500	570
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	431
5.000%, 07/01/2029	350	386
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	954
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	535
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,704

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	$1,500	$1,594
Pennsylvania State, Economic Development Financing Authority, Solid Waste Disposal Management Project, AMT, RB
2.150%, 07/01/2041 (B)	1,000	972
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,045
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 02/01/2025	1,000	1,023
5.000%, 10/15/2029	750	829
5.000%, 10/15/2030	925	1,035
Pennsylvania State, GO
5.000%, 01/01/2026	5,000	5,277
5.000%, 05/01/2030	1,000	1,137
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,224
Pennsylvania State, Higher Educational Facilities Authority, Ser A, RB, AGM
5.000%, 06/15/2027	750	807
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, RB
5.000%, 06/15/2026	1,000	1,059
5.000%, 06/15/2028	1,500	1,626
Pennsylvania State, Higher Educational Facilities Authority, State System of Higher Education, Ser A, RB
5.000%, 06/15/2026	1,500	1,589
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, Ser A, RB
5.000%, 02/15/2027	860	930
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,078
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	552
Pennsylvania State, Housing Finance Agency, Ser 2022-139A, RB
4.250%, 10/01/2052	2,000	2,013
Pennsylvania State, Public School Building Authority, Harrisburg, Ser S, RB, AGM
5.000%, 12/01/2027	1,000	1,057

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, RB, BAM
5.000%, 10/01/2027	$1,635	$1,704
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	542
5.000%, 07/01/2028	400	437
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2027	325	348
5.000%, 12/01/2029	700	795
5.000%, 12/01/2030	1,875	2,140
5.000%, 12/01/2031	1,000	1,144
5.000%, 12/01/2032	2,000	2,283
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2025	600	631
5.000%, 12/01/2032	1,550	1,772
5.000%, 12/01/2033	375	428
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	574
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	549
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2031	1,100	1,199
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
5.000%, 06/15/2026	1,000	1,023
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	2,500	2,615
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,340
5.000%, 08/01/2026	2,200	2,279
5.000%, 08/01/2027	1,705	1,826
5.000%, 10/01/2029	2,000	2,099
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,125
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	815
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,059
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,112

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	$1,000	$1,036
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	400	433
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	2,850	3,048
Philadelphia, Ser A, GO
5.000%, 08/01/2026	1,000	1,059
5.000%, 08/01/2027	1,000	1,080
5.000%, 05/01/2028	1,000	1,096
5.000%, 05/01/2031	1,000	1,151
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,415
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 11/01/2027	725	788
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	506
5.000%, 11/01/2027	1,800	1,957
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,587
5.000%, 06/01/2034	800	920
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,078
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,126
Pittsburgh, GO
5.000%, 09/01/2027	415	451
Pittsburgh, Public Parking Authority, Ser A, RB
5.000%, 12/01/2025	645	663
Pittsburgh, Public Parking Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2025 (A)	415	432
Pittsburgh, School District, GO, AGM
5.000%, 09/01/2025	1,000	1,032
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,126
5.000%, 09/01/2029	750	844

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	$450	$507
Quaker Valley, School District, GO
5.000%, 10/01/2030	250	287
5.000%, 10/01/2031	325	374
Seneca Valley, School District, Ser C, GO
5.000%, 03/01/2027	1,000	1,035
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,028
Southcentral Pennsylvania, General Revenue Authority, Wellspan Health Obligated, RB
5.000%, 06/01/2024	535	546
5.000%, 06/01/2025	500	519
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,168
5.000%, 06/01/2033	1,000	1,165
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	1,620	1,713
5.000%, 03/01/2027	1,000	1,079
5.000%, 03/01/2028	725	788
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,064
University of Pittsburgh, Commonwealth System of Higher Education, RB
4.000%, 04/15/2026	1,225	1,264
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,024
5.000%, 08/15/2026	1,610	1,682
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	1,000	1,037

Total Municipal Bonds
(Cost $151,207) ($ Thousands)		144,571

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	924,610	$925

Total Cash Equivalent
(Cost $925) ($ Thousands)		925

Total Investments in Securities — 98.8%
(Cost $152,132) ($ Thousands)		$145,496

Percentages are based on Net Assets of $147,286 ($ Thousands).
†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of February 28, 2023.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	144,571	–	144,571
Cash Equivalent	925	–	–	925
Total Investments in Securities	925	144,571	–	145,496

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Pennsylvania Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,913	$17,630	$(18,618)	$—	$—	$925	$21	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 70.6%
Alabama — 2.9%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$694
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	3,000	3,166
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	3,250	3,410
Black Belt, Energy Gas District, Sub-Ser, RB
4.449%, 07/01/2052 (A)	1,000	995
Central Etowah County, Solid Waste Disposal Authority, AMT, RB
Pre-Refunded @ 103
6.000%, 07/01/2025 (B)(C)	795	844
Jefferson County, Sewer Revenue Authority, Ser D, RB
6.500%, 10/01/2053	12,000	12,762
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	1,500	1,489
Southeast Alabama, Gas Supply District, Ser A, RB
4.000%, 06/01/2049 (A)	1,565	1,566
Tuscaloosa County, Industrial Development Authority, Hunt Refining Project, Ser A, RB
4.500%, 05/01/2032 (C)	855	766

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tuscaloosa County, Industrial Development Authority, Ser A, RB
5.250%, 05/01/2044 (C)	$6,065	$5,243

		30,935

Alaska — 0.3%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
6.000%, 12/01/2036 (D)	200	1
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,669

		3,670

Arizona — 1.1%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (C)	1,090	1,031
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.000%, 01/01/2037	1,000	689
5.000%, 01/01/2038	675	464
4.500%, 01/01/2040	965	522
4.500%, 01/01/2049	1,000	566
4.250%, 01/01/2039	1,000	619
4.250%, 01/01/2040	750	456
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (C)(D)	3,000	1,950
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (C)	1,510	1,514
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	350	359
Maricopa County, Industrial Development Authority, Honor Health Project, Ser A, RB
4.125%, 09/01/2042	2,500	2,405
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	932
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	265	228

		11,735

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (C)	$4,250	$3,914
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052 (C)	785	770

		4,684

California — 8.8%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (E)(F)	2,000	981
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	4,970
California State, Community Choice Financing Authority, Clean Energy Project, Ser C, RB
5.250%, 01/01/2054 (A)	7,000	7,284
California State, Community Housing Agency, Annadel Apartments, Ser A, RB
5.000%, 04/01/2049 (C)	1,000	862
California State, Community Housing Agency, Serenity at Larkspur, Ser A, RB
5.000%, 02/01/2050 (C)	1,000	867
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
3.650%, 01/01/2050 (A)(C)	5,000	4,981
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	930	365
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (C)	1,000	952
California State, Municipal Finance Authority, Palomar Health, Ser A, RB, AGM
5.250%, 11/01/2052	1,500	1,580
California State, Pollution Control Financing Authority, AMT, RB
7.500%, 12/01/2040 (C)	750	501
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (C)(D)	3,500	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Rialto Bioenergy Facility Project, AMT, RB
6.750%, 12/01/2028 (C)	$2,175	$1,583
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,513
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
4.300%, 07/01/2040	1,500	1,508
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (C)	500	428
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (C)	1,000	904
5.000%, 06/01/2051 (C)	1,000	884
California State, Statewide Communities Development Authority, Essential Housing, Waterscape Apartments, Ser B-MEZZ, RB
4.000%, 09/01/2046 (C)	425	343
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
5.250%, 12/01/2056 (C)	2,150	2,024
5.000%, 12/01/2041 (C)	2,500	2,392
California State, Statewide Communities Development Authority, Pasadena Portfolio, RB
5.000%, 09/01/2037 (C)	2,900	2,754
4.000%, 07/01/2056 (C)	1,750	1,346
4.000%, 12/01/2056 (C)	500	367
4.000%, 02/01/2057 (C)	1,000	718
4.000%, 04/01/2057 (C)	500	346
0.000%, 09/01/2032 (C)(E)(F)	7,800	3,806
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	6,000	6,105
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (C)	1,100	890
CSCDA, Community Improvement Authority, Atlanta-Glendale, Ser S, RB
3.500%, 10/01/2046 (C)	2,000	1,510
CSCDA, Community Improvement Authority, MODA at Monrovia Station, RB
3.400%, 10/01/2046 (C)	1,000	749

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
2.650%, 12/01/2046 (C)	$2,225	$1,668
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
5.000%, 09/01/2040	2,000	2,022
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	43,000	4,256
Golden State, Tobacco Securitization, Sub-Ser, RB
3.850%, 06/01/2050	2,500	2,222
Long Beach, Towne Center Project, SAB
5.400%, 10/01/2023	650	651
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (C)	1,000	989
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,013
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	10,040	1,631
Palomar, Community College District, GO
1.836%, 08/01/2029	7,000	5,933
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	2,850
Roseville, West Park Community Facilities Authority, SAB
5.000%, 09/01/2030	1,000	1,031
5.000%, 09/01/2031	1,000	1,031
5.000%, 09/01/2032	1,000	1,030
San Clemente, Special Tax Community, GO
5.000%, 09/01/2046	1,085	1,092
San Francisco City & County, Airport Commmission, San Francisco International Airport, AMT, RB
1.750%, 05/01/2030 (A)(H)	2,000	2,000
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,036
Southern California, Tobacco Securitization Authority, Sub-Ser, RB
0.000%, 06/01/2046 (G)	12,000	2,214
Tustin, Community Facilities District, GO
5.000%, 09/01/2040	750	758
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,087

		94,202

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 1.9%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	$1,500	$1,430
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	466
5.000%, 12/01/2048	500	436
Berthoud-Heritage, Metropolitan District No. 10, Ser A, GO
4.750%, 12/01/2052	500	387
Brighton Crossing, Metropolitan District No. 4, Ser A, GO
5.000%, 12/01/2037	525	509
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	415
Chambers Highpoint, Metropolitan District No. 2, GO
5.000%, 12/01/2041	515	463
Colorado International Center Metropolitan, District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,051
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (C)	600	424
Colorado State, Health Facilities Authority, Commonspirit Health, Ser A-, RB
4.000%, 08/01/2044	5,000	4,493
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	699
Colorado State, School of Mines, Ser B, RB, AGM
5.250%, 12/01/2052	500	535
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,145	1,120
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	3,849
Great Western, Metropolitan District, GO
4.750%, 12/01/2050	1,000	835
Hogback, Metropolitan District, Ser A, GO
5.000%, 12/01/2051	590	501
Prairie Center, Metropolitan District No. 3, Ser A, RB
5.000%, 12/15/2041 (C)	875	848
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	183

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 103
5.125%, 12/01/2023 (B)	$550	$573
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	768	632
Westgate, Metropolitan District, RB
5.125%, 12/01/2051	1,000	839
Whispering Pines, Metropolitan District No. 1, Ser A, GO
5.000%, 12/01/2047	500	499

		21,187

Connecticut — 0.3%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2046 (C)	1,000	884
5.000%, 09/01/2053 (C)	1,500	1,291
New Haven, Ser A, GO
5.000%, 08/01/2026	580	607

		2,782

Delaware — 1.1%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL, RB
7.120%, 10/01/2038 (C)	1,935	1,849
3.167%, 10/01/2038 (A)(C)	10,965	9,322

		11,171

Florida — 1.8%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,302
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
6.750%, 07/01/2037 (C)(D)	1,585	365
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	75
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (C)	1,000	865
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (C)	3,500	2,626
Charlotte County, Industrial Development Authority, AMT, RB
4.000%, 10/01/2051 (C)	500	373
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (C)	765	535

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Higher Educational Facilities Financial Authority, Jacksonville University, RB
4.500%, 06/01/2033 (C)	$500	$464
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	400	140
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,043
Miami-Dade County, Special Obligation, Sub-Ser, RB
0.000%, 10/01/2032 (G)	2,900	2,025
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,990	1,988
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (C)	3,620	3,626
Saint Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	698
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	631
4.000%, 05/15/2028	1,205	1,165
The Villages, Community Development District No. 10, Sumter County, SAB
6.000%, 05/01/2044	1,865	1,868
The Villages, Community Development District No. 12, Wildwood, SAB
3.250%, 05/01/2023	320	319
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	355	358

		20,466

Georgia — 2.1%
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	1,620	1,169
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	991
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2052 (A)	2,210	2,296
5.000%, 07/01/2053 (A)	3,500	3,699

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	$5,500	$5,572
5.500%, 07/01/2064	1,000	1,014
5.000%, 01/01/2059	500	505
5.000%, 07/01/2060	5,000	5,006
5.000%, 01/01/2063	1,700	1,715
4.000%, 01/01/2049	1,000	878

		22,845

Idaho — 0.1%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (C)	335	338
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (C)	1,500	1,083

		1,421

Illinois — 5.8%
Chicago, Board of Education, GO, NATL
0.000%, 12/01/2023 (G)	545	529
Chicago, Board of Education, Ser C, GO
5.250%, 12/01/2035	2,500	2,489
5.000%, 12/01/2026	1,000	1,026
5.000%, 12/01/2027	500	515
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	5,000	4,747
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	493
Chicago, O'Hare International Airport, Ser D, RB
5.000%, 01/01/2052	3,125	3,192
Chicago, Project and Refunding, Ser A, GO
6.000%, 01/01/2038	10,500	11,014
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,582
Hillside, TA
5.000%, 01/01/2030	1,345	1,332
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (C)	350	263
Illinois State, Finance Authority, American Water Capital, RB
2.450%, 10/01/2039 (A)	1,250	1,121
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (C)	1,000	768

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	$1,750	$787
5.000%, 02/15/2037 (D)	1,750	787
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022 (D)	1,000	450
Illinois State, Finance Authority, Plymouth Place, RB
Pre-Refunded @ 100
5.000%, 05/15/2025 (B)	500	520
Illinois State, GO
5.500%, 05/01/2030	2,000	2,192
5.500%, 07/01/2038	1,500	1,506
5.000%, 05/01/2026	4,500	4,557
5.000%, 02/01/2039	5,000	5,022
Illinois State, RB
5.000%, 06/15/2026	2,000	2,007
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,509
Illinois State, Ser B, GO
5.000%, 12/01/2026	2,500	2,597
Illinois State, Ser D, GO
5.000%, 11/01/2027	5,000	5,238
Illinois State, Sub-Ser D, RB
3.000%, 06/15/2031	3,005	2,727
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
0.000%, 06/15/2045 (G)	7,500	2,502
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO, BAM
0.000%, 01/01/2029 (G)	400	321
0.000%, 01/01/2031 (G)	300	222
0.000%, 01/01/2033 (G)	100	68

		64,083

Indiana — 1.4%
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Pre-Refunded @ 100
5.000%, 07/01/2023 (B)	1,000	1,005
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012A, RB
4.250%, 11/01/2030	3,000	2,906
Indiana State, Finance Authority, Ohio Valley Electric Corp. Project, Ser 2012C, RB
3.000%, 11/01/2030	2,500	2,223

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (C)	$11,000	$8,280

		14,414

Iowa — 0.5%
Iowa State, Finance Authority, Council Bluffs Project, RB
3.950%, 08/01/2023	85	84
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Pre-Refunded @ 100
5.400%, 11/15/2024 (A)(B)	603	620
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	1,150	1,134
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (C)	2,000	1,866
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	754
Iowa State, Tobacco Settlement Authority, Sub-Ser B-, RB
0.000%, 06/01/2065 (G)	1,490	160

		4,618

Kansas — 0.2%
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	858
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	487
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	500	484
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (C)(G)	2,500	924

		2,753

Kentucky — 0.7%
Kentucky State, Economic Development Finance Authority, Bapitist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	780
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.000%, 11/15/2036	1,700	1,432

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Scott County, School District Finance, RB, BAM
5.000%, 09/01/2041	$5,000	$5,426

		7,638

Louisiana — 0.3%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (C)	900	948
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (C)	500	438
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (C)	800	833
St. John the Baptist Parish, Marathon Oil Project, RB
2.125%, 06/01/2037 (A)	1,140	1,108

		3,327

Maine — 0.2%
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
5.000%, 07/01/2046	2,600	2,341

Maryland — 0.2%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	625
Prince George's County, Chesapeake Lighthouse Charter School Project, RB
7.000%, 08/01/2048	1,500	1,584

		2,209

Massachusetts — 0.1%
Massachusetts State, Development Finance Agency, RB
5.250%, 07/01/2052	1,500	1,563

Michigan — 2.1%
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (A)(F)	3,800	2,733

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
5.000%, 07/01/2033	$3,000	$3,048
Michigan State, Finance Authority, Local Government Loan Program, RB
4.500%, 10/01/2029	5,750	5,761
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	246
4.800%, 09/01/2040	185	153
4.300%, 09/01/2030	120	108
Michigan State, Finance Authority, RB
0.000%, 06/01/2045 (G)	5,000	1,114
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	21,000	2,464
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2-CLASS, RB
0.000%, 06/01/2065 (G)	20,000	1,869
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	4,950

		22,446

Minnesota — 0.6%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	615	595
Minneapolis, Education Authority, Twin Cities International School, RB
5.000%, 12/01/2032 (C)	750	747
Minneapolis, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	571
Shakopee, Senior Housing Revenue, Benedictine Living Community Project, RB
5.850%, 11/01/2058 (A)(C)	500	492
St. Cloud, Health Care Revenue, Centracare Health System, RB
4.000%, 05/01/2049	4,000	3,612
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	350	321

		6,338

Missouri — 0.7%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	864

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	$4,005	$4,288
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,345	2,360

		7,512

Montana — 0.1%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	1,500	1,186

Nevada — 0.9%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (C)	3,000	2,678
5.125%, 12/15/2037 (C)	2,355	1,799
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (C)(G)	10,000	984
Reno, Sub-Ser, TRAN
0.000%, 07/01/2058 (C)(G)	23,000	2,837

		8,298

New Jersey — 1.6%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,489
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,135
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	436
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,021
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	770	761
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser AA, RB
5.250%, 06/15/2041	1,250	1,275

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Transportation Program, Ser CC, RB
5.500%, 06/15/2050	$500	$537
Newark, GO, NATL
0.000%, 04/01/2033 (G)	6,220	3,571
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	502
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2039	2,500	2,493

		18,220

New York — 8.7%
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,481
Hempstead Town, Local Development, Acadamy Charter School Project, RB
4.600%, 02/01/2051	500	373
Hempstead Town, Local Development, Academy Christian School Project, RB
6.760%, 02/01/2048	1,000	1,051
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,280
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
7.290%, 03/01/2026 (A)	425	431
7.280%, 03/01/2025 (A)	400	403
New York City, Municipal Water Finance Authority, RB
2.750%, 06/15/2046 (A)	10,000	10,000
New York City, Municipal Water Finance Authority, Sub-Ser, RB
1.850%, 06/15/2044 (A)	7,000	7,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 08/01/2048	5,000	4,734
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	749
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,013
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,059

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	$10	$10
New York State, Dormitory Authority, Ser A, RB
4.000%, 03/15/2048	8,000	7,520
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,134
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (C)	4,000	3,882
5.000%, 11/15/2044 (C)	10,750	10,309
New York State, Transportation Development, Delta Airlines, AMT, RB
5.000%, 01/01/2025	5,000	5,052
5.000%, 01/01/2029	545	564
5.000%, 01/01/2033	4,085	4,208
5.000%, 10/01/2040	1,500	1,493
4.375%, 10/01/2045	3,000	2,718
4.000%, 10/01/2030	1,000	973
New York State, Transportation Development, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	1,300	1,321
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,918
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	2,281
Syracuse, Industrial Development Agency, Carousel Center Project, Ser B, RB
5.693%, 01/01/2028 (C)	1,600	1,521
TSASC, Tobacco Settlement Bond, Ser A, RB
5.000%, 06/01/2033	5,790	6,038
TSASC, Tobacco Settlement Bond, Sub-Ser, RB
5.000%, 06/01/2045	4,250	3,938
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	749
5.250%, 09/15/2053	2,500	1,804

		93,007

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.2%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (C)(D)	$1,500	$825
6.625%, 12/15/2031 (C)(D)	1,000	550

		1,375

Ohio — 2.1%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	4,800	4,359
0.000%, 06/01/2057 (G)	36,500	4,234
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,733
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
6.750%, 12/01/2052 (C)(D)	650	188
6.500%, 12/01/2037 (C)(D)	1,100	319
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (C)(D)	1,900	665
6.000%, 04/01/2038 (C)(D)	1,615	565
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	3,500	3,476
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (C)	2,250	1,954
Pickerington, Local School District, GO
4.375%, 12/01/2049	1,000	974
Southern Ohio, Port Authority, Purecycle Project, Ser A, AMT, RB
6.500%, 12/01/2030 (C)	3,000	2,311

		22,778

Oklahoma — 0.5%
Comanche County, Hospital Authority, RB
5.000%, 07/01/2025	1,500	1,497
Oklahoma State, Development Finance Authority, Alden Group Renewable Energy, AMT, RB
8.000%, 12/01/2041 (C)	2,500	1,958
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	$2,163	$5
6.875%, 11/01/2046 (D)	1,081	3
6.625%, 11/01/2036 (D)	522	1

		5,983

Oregon — 0.1%
Clackamas County, Hospital Facility Authority, Willametter View Project, RB
5.000%, 11/15/2052	1,500	1,341
Oregon State, Business Development Commission, Red Rock Biofuels LLC, AMT, RB
6.500%, 04/01/2031 (C)(D)	11,100	810
Salem, Hospital Facility Authority, RB
5.000%, 05/15/2023	100	100

		2,251

Pennsylvania — 2.1%
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
5.000%, 05/15/2029	300	301
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (B)	3,750	4,335
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (C)	275	269
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	480
Lancaster County, Hospital Authority, Penn State Health System Project, RB
5.000%, 11/01/2046	2,500	2,591
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2051	3,000	3,073
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University, RB
4.000%, 09/01/2049	1,000	893
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2034	2,000	2,133
Pennsylvania State, Economic Development Financing Authority, Consol Energy Inc Project, AMT, RB
9.000%, 04/01/2051 (A)(C)	2,040	2,298

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	$2,000	$2,034
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
5.500%, 12/01/2058 (C)	2,000	1,784
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (C)	2,800	2,893
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	195	195
West Cornwall, Municipal Authority, Pleasant View Retirement Community, RB
3.000%, 12/15/2023	120	118

		23,397

Puerto Rico — 7.6%
Puerto Rico, Electric Power Authority, Ser AAA, RB
5.250%, 07/01/2030	200	139
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.705%, 07/01/2029 (A)	9,040	8,339
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020	1,380	949
Puerto Rico, Electric Power Authority, Ser ZZ, RB
5.250%, 07/01/2019	1,265	865
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	10,699	8,961
Puerto Rico, Highway & Transportation Authority, Ser A, RB
5.000%, 07/01/2062	1,720	1,591
Puerto Rico, Highway & Transportation Authority, Ser B, RB
0.000%, 07/01/2032 (G)	1,118	697
Puerto Rico, Highway & Transportation Authority, Ser C, RB
0.000%, 07/01/2032 (E)(F)	9,412	5,202
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A2, RB
4.784%, 07/01/2058	11,604	10,343
Puerto Rico, Sales Tax Financing Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,863

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	$6,253	$5,786
0.000%, 07/01/2046 (G)	12,100	3,086
0.000%, 07/01/2051 (G)	37,000	6,935
Puerto Rico, Ser A, GO
0.000%, 07/01/2024 (G)	399	374
0.000%, 07/01/2033 (G)	4,500	2,556
Puerto Rico, Ser A1, GO
4.000%, 07/01/2041	5,000	4,115
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(E)	16,691	7,177
Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/2051 (A)(E)	12,927	5,639
Puerto Rico, Sub-Ser, GO
0.000%, 11/01/2051 (A)(E)	23,505	8,021

		82,638

Rhode Island — 0.7%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	6,890	1,061
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,808

		7,869

South Carolina — 0.7%
South Carolina State, Jobs-Economic Development Authority, Bon Secours Mercy Health, RB
5.000%, 12/01/2046	2,000	2,087
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (C)(D)	1,000	400
5.250%, 02/01/2027 (C)(D)	1,000	400
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (D)	155	126
South Carolina State, Public Service Authority, Santee Cooper Project, Ser C, RB
5.784%, 12/01/2041	5,059	5,120

		8,133

Tennessee — 1.6%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,799

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	$700	$510
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (C)	495	495
Shelby County, Health Educational & Housing Facilities Board, The Farms at Baily Station, RB
5.750%, 10/01/2059	2,500	1,878
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	5,000	5,313
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,399
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,034

		16,428

Texas — 3.4%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (C)	3,000	2,604
7.500%, 12/01/2045 (C)	1,750	1,157
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (C)	500	411
Brazoria County, Industrial Development, Aleon Renewable Metals, AMT, RB
10.000%, 06/01/2042 (A)(C)	1,500	1,480
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (C)	9,470	9,978
7.000%, 03/01/2039	500	461
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (C)	2,000	1,809
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
6.125%, 08/15/2048	1,250	1,256
6.000%, 08/15/2038	1,500	1,517
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046	1,250	563
5.000%, 07/01/2031	250	113
5.000%, 07/01/2046	2,000	1,168
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,334

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	$500	$456
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	420
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2045	6,000	6,098
Port Beaumont, Navigation District, Jefferson Gulf Coast Energy Project, RB
6.000%, 01/01/2025 (C)	1,000	934
Port Isabel, GO
5.100%, 02/15/2049 (C)	1,000	1,010
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	677
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.645%, 12/15/2026 (A)	3,000	2,943
Texas State, Private Activity Bond, Surface Transportation, AMT, RB
5.000%, 06/30/2058	500	489
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
6.750%, 12/01/2051 (C)(D)	2,500	1,825

		38,703

Utah — 0.2%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (C)	500	348
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (C)	1,000	835
Utah Charter School, Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (C)	1,300	1,123
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	500	483

		2,789

Vermont — 0.1%
Vermont State, Student Assistance, Ser A, AMT, RB
5.000%, 06/15/2028	550	558

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands — 0.6%
Matching Fund Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2027	$1,840	$1,899
5.000%, 10/01/2032	4,530	4,663

		6,562

Virginia — 1.7%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (C)	4,800	4,439
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	360
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	901
James City County, Economic Development Authority, United Methodist Home Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2023 (B)	2,119	2,131
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	59
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	80	63
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,819
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (C)	6,565	6,105
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,485

		18,362

Washington — 0.7%
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
5.000%, 12/01/2028	1,000	1,042
Washington State, Convention Center Public Facilities District, RB
4.000%, 07/01/2031	1,000	924

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (C)	$225	$208
4.000%, 07/01/2028 (C)	400	368
3.700%, 07/01/2023 (C)	125	124
Washington State, Housing Finance Commission, Living Care Centers, RB
2.850%, 10/01/2031 (A)(H)	1,650	1,650
Washington State, Tobacco Settlement Authority, RB
5.250%, 06/01/2032	1,155	1,156
5.250%, 06/01/2033	2,500	2,503

		7,975

West Virginia — 0.6%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,341

Wisconsin — 2.7%
Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,627
Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	2,639
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	807
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,205
5.000%, 08/01/2028	1,140	1,078
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,354
5.000%, 03/01/2048	1,500	1,340
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025	2,000	2,026
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A-DELRAY, RB
7.000%, 11/01/2046 (C)(D)	3,500	2,100
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (C)	1,000	712
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (C)	3,250	3,526

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (C)	$2,770	$2,321
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (C)	1,750	1,527
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	864
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (C)	5,070	3,118
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (C)	2,500	2,132

		29,376

Total Municipal Bonds
(Cost $820,329) ($ Thousands)		766,569

CORPORATE OBLIGATIONS — 19.6%
Financials — 17.2%
Ally Financial
4.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.868%(A)(I)	1,000	784
American Express
3.550%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.854%(A)(I)	5,000	4,244
Australia & New Zealand Banking Group
6.750%, USD ICE Swap 11:00 NY 5 Yr + 5.168%(A)(C)(I)	6,900	6,852
Bank of America
6.500%, ICE LIBOR USD 3 Month + 4.174%(A)(I)	800	796
6.250%, ICE LIBOR USD 3 Month + 3.705%(A)(I)	5,000	5,000
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.231%(A)(I)	3,800	3,704
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.760%(A)(I)	3,000	2,599
Bank of New York Mellon
4.625%, ICE LIBOR USD 3 Month + 3.131%(A)(I)	2,200	2,002
3.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.630%(A)(I)	5,800	4,843

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.352%(A)(I)	$5,000	$4,552
Bank of Nova Scotia
8.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.389%, 10/27/2082 (A)	3,200	3,382
Barclays PLC
8.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.672%(A)(I)	1,500	1,485
7.750%, USD Swap Semi 30/360 5 Yr Curr + 4.842%(A)(I)	1,000	992
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.410%(A)(I)	3,000	2,356
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (C)(J)	6,000	5,835
BNP Paribas
9.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.969%(A)(C)(I)	2,400	2,562
6.625%, USD Swap Semi 30/360 5 Yr Curr + 4.149%(A)(C)(I)	1,500	1,474
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.196%(A)(C)(I)	8,000	6,800
BP Capital Markets PLC
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.036%(A)(I)	600	572
Capital One Financial
3.950%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.157%(A)(I)	5,300	4,473
Charles Schwab
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(A)(I)	6,000	5,459
Citigroup
6.250%, ICE LIBOR USD 3 Month + 4.517%(A)(I)	2,000	1,993
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(A)(I)	3,000	2,745
3.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.417%(A)(I)	4,400	3,949
Citizens Financial Group
6.375%, ICE LIBOR USD 3 Month + 3.157%(A)(I)	2,380	2,283
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.313%(A)(I)	2,200	2,166
CoBank ACB
6.250%, ICE LIBOR USD 3 Month + 4.660%(A)(I)	500	485

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Comerica
5.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.291%(A)(I)	$2,600	$2,534
Credit Agricole MTN
4.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.237%(A)(C)(I)	3,000	2,467
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(A)(C)(I)	2,600	2,353
7.500%, USD Swap Semi 30/360 5 Yr Curr + 4.598%(A)(C)(I)	1,800	1,637
5.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.889%(A)(I)	2,500	1,722
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.554%(A)(C)(I)	2,500	1,456
Depository Trust & Clearing
3.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.606%(A)(C)(I)	750	622
Discover Financial Services
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(A)(I)	500	495
Fifth Third Bancorp
4.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(A)(I)	500	478
Goldman Sachs Group
5.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.623%(A)(I)	1,000	980
4.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.949%(A)(I)	2,500	2,147
HSBC Holdings PLC
6.000%, USD ICE Swap 11:00 NY 5 Yr + 3.746%(A)(I)	1,500	1,388
Huntington Bancshares
5.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.945%(A)(I)	600	569
4.450%, H15T7Y + 4.045%(A)(I)	3,800	3,528
ING Groep
6.500%, USD Swap Semi 30/360 5 Yr Curr + 4.446%(A)(I)	3,500	3,351
5.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.342%(A)(I)	1,000	927

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
6.750%, ICE LIBOR USD 3 Month + 3.780%(A)(I)	$6,900	$6,930
3.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.850%(A)(I)	2,300	1,996
KeyCorp
5.000%, ICE LIBOR USD 3 Month + 3.606%(A)(I)	3,000	2,831
M&T Bank
5.125%, ICE LIBOR USD 3 Month + 3.520%(A)(I)	500	465
5.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.174%(A)(I)	3,300	3,148
3.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.679%(A)(I)	500	396
MetLife
3.850%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.576%(A)(I)	3,800	3,568
Nordea Bank Abp MTN
6.125%, USD Swap Semi 30/360 5 Yr Curr + 3.388%(A)(C)(I)	2,500	2,409
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(A)(I)	2,100	2,032
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%(A)(I)	3,400	3,288
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(A)(I)	1,000	826
Reagan Ranch Development LLC
8.500%, 09/01/2031	5,000	4,471
Royal Bank of Scotland Group PLC
8.000%, USD Swap Semi 30/360 5 Yr Curr + 5.720%(A)(I)	200	199
Societe Generale
8.000%, USD ICE Swap 11:00 NY 5 Yr + 5.873%(A)(C)(I)	1,800	1,791
7.375%, USD Swap Semi 30/360 5 Yr Curr + 4.302%(A)(C)(I)	700	691
Standard Chartered PLC
7.014%, ICE LIBOR USD 3 Month + 1.460%(A)(C)(I)	4,000	4,078
SVB Financial Group
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.074%(A)(I)	500	354
4.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.202%(A)(I)	3,500	2,570

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toll Road Investors Partnership II
0.000%, 02/15/2043 (C)(G)	$20,801	$5,320
Toronto-Dominion Bank
8.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.075%, 10/31/2082 (A)	4,000	4,175
Truist Financial
4.800%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.003%(A)(I)	8,500	8,070
UBS Group
4.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313%(A)(C)(I)	6,000	4,713
UBS Group Funding Switzerland
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.344%(A)(C)(I)	600	597
US Bancorp
3.700%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.541%(A)(I)	7,200	6,057
Voya Financial
6.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.358%(A)(I)	1,200	1,182
Wells Fargo
5.875%, ICE LIBOR USD 3 Month + 3.990%(A)(I)	1,894	1,879
3.900%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453%(A)(I)	2,200	1,968

		187,045

Health Care — 0.7%
CommonSpirit Health
4.187%, 10/01/2049	1,800	1,438
Cottage Health Obligated Group
3.304%, 11/01/2049	1,500	1,089
Toledo Hospital
5.325%, 11/15/2028	2,500	2,061
4.982%, 11/15/2045	1,000	609
Tower Health
4.451%, 02/01/2050	5,540	2,506

		7,703

Utilities — 1.7%
Dominion Energy
4.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.993%(A)(I)	9,000	8,303
4.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.195%(A)(I)	800	694

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy
4.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.388%(A)(I)	$6,100	$5,902
NiSource
5.650%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.843%(A)(I)	2,500	2,423
Pacific Gas & Electric
4.950%, 07/01/2050	300	237
4.550%, 07/01/2030	300	271
3.850%, 11/15/2023	50	49
3.750%, 07/01/2028	100	90
3.450%, 07/01/2025	100	94
3.400%, 08/15/2024	100	96
3.300%, 03/15/2027	100	91
3.250%, 06/15/2023	150	149

		18,399

Total Corporate Obligations
(Cost $235,569) ($ Thousands)		213,147

	Shares
PREFERRED STOCK — 5.3%
Communication Services — 0.2%
AT&T
4.750%(I)	137,000	2,733

Consumer Discretionary — 0.1%
Dairy Farmers of America
7.875%*(I)	15,000	1,388

Financials — 4.8%
Allstate
4.750%(I)	23,980	527
Arch Capital Group
5.450%(I)	13,693	311
Associated Banc-Corp
5.875%(I)	12,516	310
Capital One Financial
5.000%(I)	71,700	1,502
Citigroup (A)
6.875%, ICE LIBOR USD 3 Month + 4.130%(A)(I)	81,983	2,062
Equitable Holdings
5.250%(I)	25,000	551
4.300%(I)	25,209	480
Fifth Third Bancorp (A)
6.625%, ICE LIBOR USD 3 Month + 3.710%(A)(I)	80,000	2,012

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
First Republic Bank
4.000%(I)	100,000	$1,708
Fulton Financial
5.125%(I)	20,189	423
Goldman Sachs Group (A)
5.529%, ICE LIBOR USD 3 Month + 0.670%(A)(I)	30,599	634
5.500%, ICE LIBOR USD 3 Month + 3.640%(A)(I)	225,900	5,638
KeyCorp (A)
6.125%, ICE LIBOR USD 3 Month + 3.892%(A)(I)	4,000	100
M&T Bank (A)
5.625%, ICE LIBOR USD 3 Month + 4.020%(A)(I)	12,841	325
MetLife
5.625%(I)	21,291	528
4.750%(I)	191,891	4,166
Morgan Stanley (A)
7.125%, ICE LIBOR USD 3 Month + 4.320%(A)(I)	106,823	2,726
6.875%, ICE LIBOR USD 3 Month + 3.940%(A)(I)	53,657	1,360
5.492%, ICE LIBOR USD 3 Month + 0.700%(A)(I)	161,113	3,390
NY Community Bancorp (A)
6.375%, ICE LIBOR USD 3 Month + 3.821%(A)(I)	110,000	2,721
Regions Financial
6.375%, ICE LIBOR USD 3 Month + 3.536%(A)(I)	2,600	67
5.700%, ICE LIBOR USD 3 Month + 3.148%(A)(I)	16,000	394
4.450%(I)	49,094	945
RenaissanceRe Holdings
4.200%(I)	40,000	690
State Street (A)
5.900%, ICE LIBOR USD 3 Month + 3.108%(A)(I)	126,855	3,174
Stifel Financial
4.500%(I)	37,500	707
Synovus Financial (A)
5.875%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.127%(A)(I)	50,000	1,230
US Bancorp (A)
5.850%, ICE LIBOR USD 3 Month + 1.020%(A)(I)	500	413
5.392%, ICE LIBOR USD 3 Month + 0.600%(A)(I)	10,051	209
Valley National Bancorp (A)
6.250%, ICE LIBOR USD 3 Month + 3.850%(A)(I)	73,487	1,857

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Voya Financial (A)
5.350%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.210%(A)(I)	105,000	$2,525
Webster Financial
6.500%(I)	36,337	918
5.250%(I)	42,731	919
Wells Fargo (A)
7.500%*(I)	1,018	1,214
6.625%, ICE LIBOR USD 3 Month + 3.690%(A)(I)	50,433	1,274
5.850%, ICE LIBOR USD 3 Month + 3.090%(A)(I)	120,000	2,970
5.625%(I)	5,000	120
Western Alliance Bancorp (A)
4.250%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.452%(A)(I)	22,500	477

		51,577

Utilities — 0.2%
Duke Energy
5.750%(I)	8,727	219
Entergy Texas
5.375%(I)	39,700	993
NSTAR Electric
4.780%(I)	10,708	932

		2,144

Total Preferred Stock
(Cost $60,822) ($ Thousands)		57,842

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 3.0%
United States Treasury Bill
4.754%, 05/25/2023 (K)	$3,200	3,165
4.673%, 04/18/2023 (K)	14,000	13,914
4.591%, 05/04/2023 (K)	7,700	7,637
4.550%, 04/06/2023 (K)	7,400	7,367

Total U.S. Treasury Obligations
(Cost $32,083) ($ Thousands)		32,083

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
4.350%**†	3,856,076	$3,856

Total Cash Equivalent
(Cost $3,856) ($ Thousands)		3,856

Total Investments in Securities — 98.9%
(Cost $1,152,659) ($ Thousands)		$1,073,497

A list of the open futures contracts held by the Fund at February 28,2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. Ultra Long Treasury Bond	(14)	Jun-2023	$(1,896)	$(1,891)	$5

Percentages are based on Net Assets of $1,085,806 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of February 28, 2023.
†	Investment in Affiliated Security (see Note 3).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2023, the value of these securities amounted to $233,551 ($ Thousands), representing 21.5% of the Net Assets of the Fund.

(D)	Security is in default on interest payment.
(E)	No interest rate available.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Zero coupon security.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Perpetual security with no stated maturity date.
(J)	Level 3 security in accordance with fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of February 28, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Municipal Bonds	–	766,569	–	766,569
Corporate Obligations	–	207,312	5,835	213,147
Preferred Stock	–	57,842	–	57,842
U.S. Treasury Obligations	–	32,083	–	32,083
Cash Equivalent	3,856	–	–	3,856
Total Investments in Securities	3,856	1,063,806	5,835	1,073,497

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	5	–	–	5
Total Other Financial Instruments	5	–	–	5

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

*	Futures contracts and forward contracts are valued at unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2023

Tax-Advantaged Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended February 28, 2023 ($ Thousands):

Security Description	Value 8/31/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 2/28/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$685	$37,568	$(34,397)	$—	$—	$3,856	$77	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Glossary: (abbreviations which may be used in the preceding Schedules of Investments)

(Unaudited)

Portfolio Abbreviations
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
AMBAC — American Municipal Bond Assurance Co.
AMT — Alternative Minimum Tax
BAM — Build America Mutual Assurance Corp.
BAN — Bond Anticipation Note
Cl — Class
COP — Certificate of Participation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FGIC — Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note
NATL — National Public Finance Guarantee Corp.
PSF-GTD — Permanent School Board Loan Fund
Q-SBLF — Qualified State Bond Loan Fund
RB — Revenue Bond
SAB — Special Assesment Bond
Ser — Series
TA — Tax Allocation
TRAN — Tax Revenue Anticipation Note
USD — U.S. Dollar

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

February 28, 2023 (Unaudited)

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$1,676,426		$1,036,380
Affiliated investment, at value ††	11,679		—
Cash and cash equivalents	18,933		2,376
Dividends and interest receivable	19,343		8,710
Receivable for fund shares sold	600		604
Cash pledged as collateral for futures contracts	—		—
Variation margin receivable on financial derivative instruments	—		—
Prepaid expenses	51		31
Total Assets	1,727,032		1,048,101
Liabilities:
Payable for investment securities purchased	11,572		3,361
Payable for fund shares redeemed	1,043		1,082
Income distribution payable	462		205
Shareholder servicing fees payable	291		191
Investment advisory fees payable	256		158
Administration fees payable	206		176
Chief Compliance Officer fees payable	4		2
Trustees' fees payable	1		1
Accrued expense payable	167		97
Total Liabilities	14,002		5,273
Net Assets	$1,713,030		$1,042,828
† Cost of investments	$1,744,768		$1,062,564
†† Cost of affiliated investment	11,679		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,813,143		$1,074,070
Total distributable loss	(100,113)		(31,242)
Net Assets	$1,713,030		$1,042,828
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.89		$9.80
	($1,499,401,823 ÷ 137,725,050 shares	)	($985,096,904 ÷ 100,544,315 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.89		$9.79
	($213,628,206 ÷ 19,610,124 shares	)	($57,731,166 ÷ 5,894,865 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund

$258,073		$63,307		$94,002		$114,806		$144,571		$1,069,641
457		333		592		1,609		925		3,856
—		—		—		—		—		3,138
3,043		650		874		1,379		1,916		11,979
127		7		1		10		8		257
—		—		—		—		—		422
—		—		—		—		—		1
8		2		3		4		4		31
261,708		64,299		95,472		117,808		147,424		1,089,325

—		—		—		—		—		1,464
130		17		28		57		30		630
36		12		16		20		23		659
28		7		11		13		17		170
49		13		17		21		31		308
36		9		14		17		23		179
1		—		—		—		—		2
—		—		—		—		—		1
24		8		11		14		14		106
304		66		97		142		138		3,519
$261,404		$64,233		$95,375		$117,666		$147,286		$1,085,806
$273,493		$66,531		$98,111		$119,626		$151,207		$1,148,803
457		333		592		1,609		925		3,856

$278,046		$67,892		$99,944		$122,739		$154,280		$1,184,155
(16,642)		(3,659)		(4,569)		(5,073)		(6,994)		(98,349)
$261,404		$64,233		$95,375		$117,666		$147,286		$1,085,806
$10.03		$9.94		$9.81		$10.05		$10.17		$9.12
($239,180,036 ÷ 23,849,125 shares	)	($63,823,401 ÷ 6,420,833 shares	)	($94,633,676 ÷ 9,644,849 shares	)	($107,837,455 ÷ 10,725,251 shares	)	($146,712,653 ÷ 14,428,850 shares	)	($880,272,532 ÷ 96,505,239 shares	)
$10.03		$9.92		$9.81		$10.04		$10.17		$9.11
($22,223,822 ÷ 2,214,953 shares	)	($409,963 ÷ 41,324 shares	)	($741,654 ÷ 75,593 shares	)	($9,828,725 ÷ 979,060 shares	)	($573,492 ÷ 56,404 shares	)	($205,533,637 ÷ 22,553,648 shares	)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended February 28, 2023 (Unaudited)

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$27,919	$12,436
Dividend income	—	—
Income from Affiliated Investments	111	—
Total Investment Income	28,030	12,436
Expenses:
Investment advisory fees	2,883	1,798
Shareholder servicing fees - Class F	1,973	1,280
Administration fees	1,718	1,090
Trustees' fees	23	14
Chief Compliance Officer fees	5	3
Pricing fees	67	35
Printing fees	60	38
Professional fees	54	34
Registration fees	54	32
Custodian/Wire Agent fees	23	14
Other expenses	18	11
Total Expenses	6,878	4,349
Less, waiver of:
Investment advisory fees	(1,203)	(722)
Administration fees	(361)	(264)
Shareholder servicing fees - Class F	—	—
Net Expenses	5,314	3,363
Net Investment Income	22,716	9,073
Net Realized Gain/(Loss) on:
Investments	(14,269)	(1,309)
Futures contracts	—	—
Net Realized Gain/(Loss)	(14,269)	(1,309)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(9,528)	(2,094)
Futures contracts	—	—
Net Change in Unrealized Appreciation/(Depreciation)	(9,528)	(2,094)
Net Realized and Unrealized Gain (Loss)	(23,797)	(3,403)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,081)	$5,670

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund

$2,937	$666	$1,192	$1,403	$1,780	$29,548
—	—	—	—	—	1,812
31	11	58	69	21	77
2,968	677	1,250	1,472	1,801	31,437

453	111	169	217	268	2,706
309	84	127	149	190	1,137
274	68	103	132	153	1,624
4	1	1	2	2	14
1	—	—	1	—	3
11	5	6	7	9	44
10	2	3	5	5	37
8	2	3	4	5	33
9	2	3	4	5	34
4	1	1	2	2	14
3	1	1	1	2	11
1,086	277	417	524	641	5,657

(126)	(23)	(51)	(66)	(63)	(724)
(29)	(7)	(8)	(10)	(19)	(472)
(123)	(33)	(51)	(60)	(76)	(9)
808	214	307	388	483	4,452
2,160	463	943	1,084	1,318	26,985

(1,207)	(408)	(452)	(240)	(276)	(14,831)
—	—	—	—	—	(111)
(1,207)	(408)	(452)	(240)	(276)	(14,942)

(654)	135	293	498	(1,178)	(19,628)
—	—	—	—	—	5
(654)	135	293	498	(1,178)	(19,623)
(1,861)	(273)	(159)	258	(1,454)	(34,565)
$299	$190	$784	$1,342	$(136)	$(7,580)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2023 (Unaudited) and the year ended August 31, 2022

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022	9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022
Operations:
Net investment income	$22,716	$46,467	$9,073	$8,150
Net realized gain/(loss)	(14,269)	(17,307)	(1,309)	(554)
Net change in unrealized appreciation/(depreciation)	(9,528)	(216,295)	(2,094)	(36,711)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,081)	(187,135)	5,670	(29,115)
Distributions:
Class F	(20,004)	(46,976)	(8,424)	(7,508)
Class Y	(2,349)	(5,061)	(628)	(581)
Total Distributions	(22,353)	(52,037)	(9,052)	(8,089)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	191,180	328,125	117,277	243,219
Reinvestment of dividends & distributions	17,542	41,207	7,140	6,392
Cost of shares redeemed	(444,120)	(430,205)	(230,785)	(308,563)
Net Decrease from Class F Transactions	(235,398)	(60,873)	(106,368)	(58,952)
Class Y:
Proceeds from shares issued	105,071	39,163	34,201	23,801
Reinvestment of dividends & distributions	1,987	4,578	552	494
Cost of shares redeemed	(64,579)	(37,303)	(40,161)	(21,951)
Net Increase/(Decrease) from Class Y Transactions	42,479	6,438	(5,408)	2,344
Net Decrease in Net Assets from Capital Share Transactions	(192,919)	(54,435)	(111,776)	(56,608)
Net Decrease in Net Assets	(216,353)	(293,607)	(115,158)	(93,812)
Net Assets:
Beginning of period	1,929,383	2,222,990	1,157,986	1,251,798
End of period	$1,713,030	$1,929,383	$1,042,828	$1,157,986

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022	9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022	9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022	9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022

$2,160	$4,871	$463	$980	$943	$1,917	$1,084	$2,356
(1,207)	608	(408)	(20)	(452)	29	(240)	151
(654)	(32,813)	135	(7,631)	293	(10,354)	498	(13,855)
299	(27,334)	190	(6,671)	784	(8,408)	1,342	(11,348)

(2,500)	(5,174)	(466)	(1,336)	(962)	(1,897)	(1,127)	(3,457)
(269)	(580)	(4)	(16)	(8)	(19)	(120)	(541)
(2,769)	(5,754)	(470)	(1,352)	(970)	(1,916)	(1,247)	(3,998)

18,127	45,666	2,116	8,616	20,960	16,566	35,237	26,088
2,167	4,520	393	1,132	858	1,695	974	2,938
(46,042)	(81,730)	(11,353)	(12,863)	(35,373)	(21,406)	(51,452)	(40,827)
(25,748)	(31,544)	(8,844)	(3,115)	(13,555)	(3,145)	(15,241)	(11,801)

2,661	14,956	—	125	19	94	3,748	2,648
229	543	1	10	8	18	105	389
(16,276)	(6,491)	(460)	(25)	(326)	(40)	(12,278)	(3,389)
(13,386)	9,008	(459)	110	(299)	72	(8,425)	(352)
(39,134)	(22,536)	(9,303)	(3,005)	(13,854)	(3,073)	(23,666)	(12,153)
(41,604)	(55,624)	(9,583)	(11,028)	(14,040)	(13,397)	(23,571)	(27,499)

303,008	358,632	73,816	84,844	109,415	122,812	141,237	168,736
$261,404	$303,008	$64,233	$73,816	$95,375	$109,415	$117,666	$141,237

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended February 28, 2023 (Unaudited) and the year ended August 31, 2022

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022	9/1/2022 to 2/28/2023	9/1/2021 to 8/31/2022
Operations:
Net investment income	$1,318	$2,735	$26,985	$49,244
Net realized (loss)	(276)	(67)	(14,942)	(5,553)
Net change in unrealized (depreciation)	(1,178)	(16,825)	(19,623)	(183,210)
Net (Decrease) in Net Assets Resulting from Operations	(136)	(14,157)	(7,580)	(139,519)
Distributions:
Class F	(1,328)	(2,965)	(20,392)	(49,662)
Class Y	(7)	(16)	(4,098)	(8,714)
Total Distributions	(1,335)	(2,981)	(24,490)	(58,376)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	10,691	21,336	91,360	173,736
Reinvestment of dividends & distributions	1,169	2,641	17,320	42,526
Cost of shares redeemed	(28,959)	(22,114)	(208,297)	(229,320)
Net Increase/(Decrease) from Class F Transactions	(17,099)	1,863	(99,617)	(13,058)
Class Y:
Proceeds from shares issued	—	11	91,881	43,118
Reinvestment of dividends & distributions	7	16	3,321	7,402
Cost of shares redeemed	(294)	(25)	(55,617)	(36,174)
Net Increase/(Decrease) from Class Y Transactions	(287)	2	39,585	14,346
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(17,386)	1,865	(60,032)	1,288
Net Decrease in Net Assets	(18,857)	(15,273)	(92,102)	(196,607)
Net Assets:
Beginning of period	166,143	181,416	1,177,908	1,374,515
End of period	$147,286	$166,143	$1,085,806	$1,177,908

(1) See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2023 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

Intermediate-Term Municipal Fund
Class F
2023(1)	$11.00	$0.14	$(0.11)	$0.03	$(0.14)	$—	$(0.14)	$10.89	0.26%	$1,499,402	0.63%	0.81%	2.58%	10%
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63	0.80	2.16	24
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63	0.80	2.15	11
2020	12.10	0.27	0.03	0.30	(0.28)	(0.03)	(0.31)	12.09	2.46	1,871,864	0.63	0.79	2.29	20
2019	11.49	0.28	0.62	0.90	(0.28)	(0.01)	(0.29)	12.10	7.98	1,973,701	0.63	0.80	2.44	17
2018	11.79	0.29	(0.30)	(0.01)	(0.29)	—	(0.29)	11.49	(0.10)	1,990,956	0.63	0.81	2.48	17
Class Y
2023(1)	$11.01	$0.15	$(0.12)	$0.03	$(0.15)	$—	$(0.15)	$10.89	0.29%	$213,628	0.38%	0.56%	2.83%	10%
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38	0.55	2.41	24
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38	0.55	2.40	11
2020	12.11	0.30	0.03	0.33	(0.31)	(0.03)	(0.34)	12.10	2.72	155,284	0.38	0.54	2.54	20
2019	11.49	0.31	0.63	0.94	(0.31)	(0.01)	(0.32)	12.11	8.34	164,523	0.38	0.55	2.67	17
2018	11.80	0.32	(0.31)	0.01	(0.32)	—	(0.32)	11.49	0.07	78,216	0.38	0.56	2.72	17
Short Duration Municipal Fund
Class F
2023(1)	$9.83	$0.08	$(0.03)	$0.05	$(0.08)	$—	$(0.08)	$9.80	0.51%	$985,097	0.63%	0.81%	1.64%	21%
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63	0.80	0.65	35
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63	0.81	0.77	30
2020	10.08	0.12	0.05	0.17	(0.12)	—	(0.12)	10.13	1.69	1,220,449	0.63	0.80	1.19	46
2019	10.00	0.13	0.08	0.21	(0.13)	—	(0.13)	10.08	2.15	1,246,219	0.63	0.81	1.33	53
2018	10.04	0.09	(0.04)	0.05	(0.09)	—	(0.09)	10.00	0.52	1,301,016	0.63	0.82	0.93	67
Class Y
2023(1)	$9.82	$0.09	$(0.03)	$0.06	$(0.09)	$—	$(0.09)	$9.79	0.64%	$57,731	0.38%	0.56%	1.89%	21%
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38	0.55	0.90	35
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38	0.56	1.02	30
2020	10.08	0.14	0.04	0.18	(0.14)	—	(0.14)	10.12	1.85	63,536	0.38	0.55	1.44	46
2019	10.00	0.16	0.08	0.24	(0.16)	—	(0.16)	10.08	2.41	61,889	0.38	0.56	1.58	53
2018	10.04	0.12	(0.04)	0.08	(0.12)	—	(0.12)	10.00	0.77	38,289	0.38	0.57	1.18	67
California Municipal Bond Fund
Class F
2023(1)	$10.10	$0.08	$(0.05)	$0.03	$(0.08)	$(0.02)	$(0.10)	$10.03	0.32%	$239,180	0.60%	0.82%	1.56%	1%
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60	0.81	1.44	9
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60	0.81	1.42	8
2020	11.14	0.18	0.08	0.26	(0.18)	(0.04)	(0.22)	11.18	2.39	304,436	0.60	0.81	1.62	12
2019	10.60	0.19	0.56	0.75	(0.19)	(0.02)	(0.21)	11.14	7.16	337,407	0.60	0.81	1.73	16
2018	10.95	0.18	(0.32)	(0.14)	(0.18)	(0.03)	(0.21)	10.60	(1.27)	335,652	0.60	0.81	1.73	19
Class Y
2023(1)	$10.09	$0.08	$(0.04)	$0.04	$(0.08)	$(0.02)	$(0.10)	$10.03	0.40%	$22,224	0.45%	0.56%	1.71%	1%
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45	0.56	1.60	9
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45	0.56	1.57	8
2020	11.14	0.19	0.07	0.26	(0.19)	(0.04)	(0.23)	11.17	2.45	26,674	0.45	0.56	1.77	12
2019	10.60	0.20	0.56	0.76	(0.20)	(0.02)	(0.22)	11.14	7.32	23,749	0.45	0.56	1.88	16
2018	10.95	0.20	(0.32)	(0.12)	(0.20)	(0.03)	(0.23)	10.60	(1.12)	23,330	0.45	0.56	1.88	19
Massachusetts Municipal Bond Fund
Class F
2023(1)	$9.96	$0.07	$(0.02)	$0.05	$(0.07)	$—	$(0.07)	$9.94	0.49%	$63,823	0.63%	0.82%	1.37%	8%
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63	0.82	1.21	5
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63	0.82	1.21	9
2020	10.96	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)	11.06	2.79	76,035	0.63	0.80	1.47	16
2019	10.33	0.17	0.65	0.82	(0.17)	(0.02)	(0.19)	10.96	8.03	78,984	0.63	0.81	1.64	15
2018	10.76	0.17	(0.39)	(0.22)	(0.17)	(0.04)	(0.21)	10.33	(2.01)	76,303	0.63	0.82	1.66	13
Class Y
2023(1)	$9.94	$0.07	$(0.01)	$0.06	$(0.08)	$—	$(0.08)	$9.92	0.57%	$410	0.48%	0.57%	1.50%	8%
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48	0.57	1.36	5
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48	0.57	1.36	9
2020	10.95	0.18	0.13	0.31	(0.18)	(0.04)	(0.22)	11.04	2.86	981	0.48	0.55	1.63	16
2019	10.31	0.19	0.66	0.85	(0.19)	(0.02)	(0.21)	10.95	8.30	1,061	0.48	0.56	1.79	15
2018	10.74	0.19	(0.39)	(0.20)	(0.19)	(0.04)	(0.23)	10.31	(1.86)	1,026	0.48	0.57	1.81	13

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2023 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

New Jersey Municipal Bond Fund
Class F
2023(1)	$9.84	$0.09	$(0.03)	$0.06	$(0.09)	$—	$(0.09)	$9.81	0.64%	$94,634	0.60%	0.82%	1.83%	9%
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60	0.82	1.63	12
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60	0.81	1.74	6
2020	10.75	0.20	0.03	0.23	(0.20)	(0.01)	(0.21)	10.77	2.22	113,839	0.60	0.81	1.89	9
2019	10.25	0.21	0.50	0.71	(0.21)	—	(0.21)	10.75	6.98	121,756	0.60	0.81	1.99	16
2018	10.53	0.20	(0.26)	(0.06)	(0.20)	(0.02)	(0.22)	10.25	(0.52)	121,473	0.60	0.81	1.97	10
Class Y
2023(1)	$9.84	$0.10	$(0.03)	$0.07	$(0.10)	$—	$(0.10)	$9.81	0.71%	$741	0.45%	0.57%	1.97%	9%
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45	0.57	1.79	12
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45	0.56	1.89	6
2020	10.75	0.22	0.03	0.25	(0.22)	(0.01)	(0.23)	10.77	2.38	1,095	0.45	0.56	2.04	9
2019	10.25	0.22	0.50	0.72	(0.22)	—	(0.22)	10.75	7.14	1,119	0.45	0.56	2.13	16
2018	10.53	0.22	(0.26)	(0.04)	(0.22)	(0.02)	(0.24)	10.25	(0.37)	324	0.45	0.56	2.12	10
New York Municipal Bond Fund
Class F
2023(1)	$10.07	$0.08	$(0.01)	$0.07	$(0.08)	$(0.01)	$(0.09)	$10.05	0.75%	$107,837	0.60%	0.82%	1.64%	15%
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60	0.82	1.45	11
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60	0.81	1.46	17
2020	11.10	0.18	(0.04)	0.14	(0.18)	(0.03)	(0.21)	11.03	1.29	162,405	0.60	0.80	1.62	8
2019	10.53	0.19	0.58	0.77	(0.19)	(0.01)	(0.20)	11.10	7.41	178,637	0.60	0.81	1.76	11
2018	10.92	0.19	(0.37)	(0.18)	(0.19)	(0.02)	(0.21)	10.53	(1.64)	184,157	0.60	0.82	1.78	15
Class Y
2023(1)	$10.05	$0.09	$—	$0.09	$(0.09)	$(0.01)	$(0.10)	$10.04	0.92%	$9,829	0.45%	0.57%	1.76%	15%
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45	0.57	1.60	11
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45	0.56	1.61	17
2020	11.08	0.19	(0.04)	0.15	(0.19)	(0.03)	(0.22)	11.01	1.44	18,005	0.45	0.55	1.78	8
2019	10.51	0.20	0.58	0.78	(0.20)	(0.01)	(0.21)	11.08	7.58	18,930	0.45	0.56	1.91	11
2018	10.91	0.20	(0.38)	(0.18)	(0.20)	(0.02)	(0.22)	10.51	(1.58)	17,930	0.45	0.57	1.93	15
Pennsylvania Municipal Bond Fund
Class F
2023(1)	$10.25	$0.09	$(0.08)	$0.01	$(0.09)	$—	$(0.09)	$10.17	0.08%	$146,713	0.63%	0.84%	1.72%	3%
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63	0.84	1.55	6
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63	0.83	1.54	7
2020	11.21	0.19	0.16	0.35	(0.19)	(0.03)	(0.22)	11.34	3.18	172,027	0.63	0.83	1.69	9
2019	10.54	0.20	0.68	0.88	(0.20)	(0.01)	(0.21)	11.21	8.41	179,432	0.63	0.83	1.86	14
2018	10.89	0.20	(0.35)	(0.15)	(0.20)	—	(0.20)	10.54	(1.41)	172,348	0.63	0.83	1.85	14
Class Y
2023(1)	$10.25	$0.09	$(0.07)	$0.02	$(0.10)	$—	$(0.10)	$10.17	0.16%	$573	0.48%	0.59%	1.87%	3%
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48	0.59	1.70	6
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48	0.58	1.69	7
2020	11.21	0.21	0.16	0.37	(0.21)	(0.03)	(0.24)	11.34	3.34	921	0.48	0.58	1.84	9
2019	10.53	0.22	0.69	0.91	(0.22)	(0.01)	(0.23)	11.21	8.67	795	0.48	0.58	2.01	14
2018	10.89	0.21	(0.36)	(0.15)	(0.21)	—	(0.21)	10.53	(1.36)	677	0.48	0.58	2.01	14
Tax-Advantaged Income Fund
Class F
2023(1)	$9.36	$0.22	$(0.26)	$(0.04)	$(0.20)	$—	$(0.20)	$9.12	(0.36)%	$880,272	0.86%	1.09%	4.94%	17%
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86	1.08	3.72	24
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86	1.08	3.53	17
2020	10.62	0.40	(0.09)	0.31	(0.40)	(0.14)	(0.54)	10.39	3.00	1,112,942	0.86	1.07	3.85	43
2019	10.32	0.43	0.36	0.79	(0.43)	(0.06)	(0.49)	10.62	7.90	1,172,233	0.86	1.08	4.24	40
2018	10.51	0.42	(0.14)	0.28	(0.41)	(0.06)	(0.47)	10.32	2.80	1,167,550	0.86	1.09	4.14	41
Class Y
2023(1)	$9.35	$0.23	$(0.26)	$(0.03)	$(0.21)	$—	$(0.21)	$9.11	(0.24)%	$205,534	0.61%	0.84%	5.21%	17%
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61	0.83	3.98	24
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61	0.83	3.78	17
2020	10.61	0.42	(0.09)	0.33	(0.42)	(0.14)	(0.56)	10.38	3.25	157,336	0.61	0.82	4.11	43
2019	10.31	0.46	0.35	0.81	(0.45)	(0.06)	(0.51)	10.61	8.17	151,621	0.61	0.83	4.49	40
2018	10.50	0.45	(0.14)	0.31	(0.44)	(0.06)	(0.50)	10.31	3.05	93,598	0.61	0.84	4.39	41

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

FINANCIAL HIGHLIGHTS

For the six-month period ended February 28, 2023 (Unaudited) and the years ended August 31,

For a share outstanding throughout the years or period

*	Per share calculated using average shares.
†

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	For the six-month period ended February 28, 2023. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited)

February 28, 2023

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the

Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds,

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2023

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended February 28, 2023, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of February 28, 2023, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The Tax-Advantaged Income Fund utilized futures to manage its interest rate risk and therefore has interest rate risk exposure.

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2023

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short Duration Municipal Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
California Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Massachusetts Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New Jersey Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
New York Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Pennsylvania Municipal Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tax-Advantaged Income Fund	0.300%	0.2550%	0.2100%	0.1650%	0.120%

As of February 28, 2023, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers, a series of
Macquarie Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC

Investment Sub-Adviser
Western Asset Management Company
California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Investment Sub-Adviser
Allspring Global Investments, LLC
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the period ended February 28, 2023, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of February 28, 2023 and for the period then ended, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the period ended February 28, 2023, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$176,485	$176,485
Sales	—	377,179	377,179
Short Duration Municipal Fund
Purchases	—	180,915	180,915
Sales	—	192,704	192,704
California Municipal Bond Fund
Purchases	—	2,551	2,551
Sales	—	36,448	36,448
Massachusetts Municipal Bond Fund
Purchases	—	5,601	5,601
Sales	—	14,329	14,329
New Jersey Municipal Bond Fund
Purchases	—	9,273	9,273
Sales	—	20,456	20,456
New York Municipal Bond Fund
Purchases	—	19,017	19,017
Sales	—	42,408	42,408
Pennsylvania Municipal Bond Fund
Purchases	—	4,662	4,662
Sales	—	19,338	19,338
Tax-Advantaged Income Fund
Purchases	—	167,544	167,544
Sales	—	244,275	244,275

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2023, the Funds did not incur any interest or penalties

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2023

charged or credited to paid-in-capital, and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to Paid-in Capital and Distributable Earnings as of February 28, 2023.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2022	$46,159	$1,740	$4,138	$52,037
	2021	44,844	36	2,896	47,776
Short Duration Municipal Fund	2022	8,021	68	—	8,089
	2021	9,718	40	—	9,758
California Municipal Bond Fund	2022	4,869	6	879	5,754
	2021	4,862	27	1,048	5,937
Massachusetts Municipal Bond Fund	2022	978	2	372	1,352
	2021	973	—	336	1,309
New Jersey Municipal Bond Fund	2022	1,908	8	—	1,916
	2021	2,041	—	65	2,106
New York Municipal Bond Fund	2022	2,352	99	1,547	3,998
	2021	2,609	112	647	3,368
Pennsylvania Municipal Bond Fund	2022	2,731	3	247	2,981
	2021	2,699	—	707	3,406
Tax-Advantaged Income Fund	2022	30,155	21,327	6,894	58,376
	2021	31,063	14,986	7,056	53,105

As of August 31, 2022 the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$4,048	$—	$—	$—	$(17,648)	$(59,015)	$(4,064)	$(76,679)
Short Duration Municipal Fund	1,169	—	—	(3,918)	—	(23,950)	(1,161)	(27,860)
California Municipal Bond Fund	435	—	574	—	—	(14,766)	(415)	(14,172)
Massachusetts Municipal Bond Fund	88	—	—	—	(21)	(3,360)	(86)	(3,379)
New Jersey Municipal Bond Fund	169	—	20	—	—	(4,402)	(170)	(4,383)
New York Municipal Bond Fund	200	—	151	—	—	(5,318)	(201)	(5,168)
Pennsylvania Municipal Bond Fund	248	—	—	—	(66)	(5,457)	(248)	(5,523)
Tax-Advantaged Income Fund	4,977	—	—	(6,413)	—	(60,462)	(4,381)	(66,279)

Post-October losses represent losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/22 ($ Thousands)
Short Duration Municipal Fund	$(680)	(3,238)	(3,918)

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/22 ($ Thousands)
Tax-Advantaged Income Fund	(6,413)	–	(6,413)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

At February 28, 2023, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,756,447	$9,432	$(77,774)	$(68,342)
Short Duration Municipal Fund	1,062,564	609	(26,793)	(26,184)
California Municipal Bond Fund	273,950	80	(15,500)	(15,420)
Massachusetts Municipal Bond Fund	66,864	347	(3,571)	(3,224)
New Jersey Municipal Bond Fund	98,703	68	(4,177)	(4,109)
New York Municipal Bond Fund	121,235	252	(5,072)	(4,820)
Pennsylvania Municipal Bond Fund	152,132	138	(6,774)	(6,636)
Tax-Advantaged Income Fund	1,152,659	19,123	(98,285)	(79,162)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

February 28, 2023

of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

February 28, 2023

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022
Shares Issued and Redeemed:
Class F:
Shares Issued	17,520	28,125	11,954	24,403	1,815	4,340
Shares Issued in Lieu of Dividends and Distributions	1,624	3,547	729	643	217	427
Redeemed	(40,979)	(37,640)	(23,551)	(31,041)	(4,627)	(7,894)
Total Class F Transactions	(21,835)	(5,968)	(10,868)	(5,995)	(2,595)	(3,127)
Class Y:
Shares Issued	9,572	3,335	3,501	2,383	266	1,476
Shares Issued in Lieu of Dividends and Distributions	184	394	56	50	23	51
Redeemed	(5,981)	(3,281)	(4,096)	(2,206)	(1,635)	(631)
Total Class Y Transactions	3,775	448	(539)	227	(1,346)	896
(Decrease) in Share Transactions	(18,060)	(5,520)	(11,407)	(5,768)	(3,941)	(2,231)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022
Shares Issued and Redeemed:
Class F:
Shares Issued	212	821	2,131	1,620	3,496	2,512
Shares Issued in Lieu of Dividends and Distributions	40	108	88	166	97	277
Redeemed	(1,152)	(1,254)	(3,590)	(2,111)	(5,064)	(3,957)
Total Class F Transactions	(900)	(325)	(1,371)	(325)	(1,471)	(1,168)
Class Y:
Shares Issued	—	12	2	9	372	246
Shares Issued in Lieu of Dividends and Distributions	—	1	1	1	11	37
Redeemed	(48)	(3)	(34)	(3)	(1,236)	(331)
Total Class Y Transactions	(48)	10	(31)	7	(853)	(48)
(Decrease) in Share Transactions	(948)	(315)	(1,402)	(318)	(2,324)	(1,216)

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022	09/01/2022 to 02/28/2023	09/01/2021 to 08/31/2022
Shares Issued and Redeemed:
Class F:
Shares Issued	1,045	1,977	10,033	17,125
Shares Issued in Lieu of Dividends and Distributions	115	247	1,923	4,198
Redeemed	(2,852)	(2,087)	(23,022)	(23,170)
Total Class F Transactions	(1,692)	137	(11,066)	(1,847)
Class Y:
Shares Issued	—	1	10,082	4,283
Shares Issued in Lieu of Dividends and Distributions	1	2	369	734
Redeemed	(30)	(2)	(6,201)	(3,768)
Total Class Y Transactions	(29)	1	4,250	1,249
Increase (Decrease) in Share Transactions	(1,721)	138	(6,816)	(598)

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of February 28, 2023, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	95.12%
Class Y	84.84%
Short Duration Municipal Fund
Class F	96.43%
Class Y	69.84%
California Municipal Bond Fund
Class F	96.00%
Class Y	98.23%
Massachusetts Municipal Bond Fund
Class F	97.98%
Class Y	95.52%
New Jersey Municipal Bond Fund
Class F	97.49%
Class Y	29.55%
New York Municipal Bond Fund
Class F	96.12%
Class Y	93.02%
Pennsylvania Municipal Bond Fund
Class F	95.12%
Class Y	18.61%
Tax-Advantaged Income Fund
Class F	95.80%
Class Y	93.72%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of February 28, 2023.

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

DISCLOSURE OF FUND EXPENSES (Unaudited)

February 28, 2023

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2022 to February 28, 2023).

The following table illustrates your Fund’s costs in two ways:

●    Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

●    Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratios	Expenses Paid During Period *
Intermediate-Term Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,002.60	0.63%	$3.13
Class Y	1,000.00	1,002.90	0.38	1.89
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.91	0.38	1.91
Short Duration Municipal Fund
Actual Fund Return
Class F	$1,000.00	$1,005.10	0.63%	$3.13
Class Y	1,000.00	1,006.40	0.38	1.89
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.91	0.38	1.91
California Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,003.20	0.60%	$2.98
Class Y	1,000.00	1,004.00	0.45	2.24
Hypothetical 5% Return
Class F	$1,000.00	$1,021.82	0.60%	$3.01
Class Y	1,000.00	1,022.56	0.45	2.26

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratios	Expenses Paid During Period *
Massachusetts Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,004.90	0.63%	$3.13
Class Y	1,000.00	1,005.70	0.48	2.39
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.41	0.48	2.41
New Jersey Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,006.40	0.60%	$2.98
Class Y	1,000.00	1,007.10	0.45	2.24
Hypothetical 5% Return
Class F	$1,000.00	$1,021.82	0.60%	$3.01
Class Y	1,000.00	1,022.56	0.45	2.26
New York Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,007.50	0.60%	$2.99
Class Y	1,000.00	1,009.20	0.45	2.24
Hypothetical 5% Return
Class F	$1,000.00	$1,021.82	0.60%	$3.01
Class Y	1,000.00	1,022.56	0.45	2.26

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Annualized Expense Ratios	Expenses Paid During Period *
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,000.80	0.63%	$3.13
Class Y	1,000.00	1,001.60	0.48	2.38
Hypothetical 5% Return
Class F	$1,000.00	$1,021.67	0.63%	$3.16
Class Y	1,000.00	1,022.41	0.48	2.41
Tax-Advantaged Income Fund
Actual Fund Return
Class F	$1,000.00	$996.40	0.86%	$4.26
Class Y	1,000.00	997.60	0.61	3.02
Hypothetical 5% Return
Class F	$1,000.00	$1,020.53	0.86%	$4.31
Class Y	1,000.00	1,021.77	0.61	3.06

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

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SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Ankit Puri

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-090 (2/23)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Intermediate-Term Municipal Fund, the Short Duration Municipal Fund, the California Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the Tax-Advantaged Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: May 8, 2023

By	/s/ Ankit Puri
Ankit Puri, Controller & CFO

Date: May 8, 2023